UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09094

Leuthold Funds, Inc.
(Exact name of registrant as specified in charter)

150 South Fifth Street, Suite 1700, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

John Mueller

Leuthold Weeden Capital Management

150 South Fifth Street, Suite 1700, Minneapolis, MN 55402
(Name and address of agent for service)

612-332-9141

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report
March 31, 2023

LEUTHOLD FUNDS

Leuthold Core Investment Fund

Retail Class Shares LCORX

Institutional Class Shares LCRIX

Leuthold Global Fund

Retail Class Shares GLBLX

Institutional Class Shares GLBIX

Leuthold Select Industries Fund

LSLTX

Leuthold Grizzly Short Fund

GRZZX
(Formerly Grizzly Short Fund)

Leuthold Core ETF

LCR

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this semi-annual report is accurate or complete. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Inside Cover - blank

Leuthold Funds

Table of Contents

Leuthold Funds - 2023 Semi-Annual Report	3

Leuthold Funds

(Unaudited)

Leuthold Funds - 2023 Semi-Annual Report	1

Leuthold Core Investment Fund
Allocation of Portfolio Holdings
March 31, 2023

Leuthold Global Fund
Allocation of Portfolio Holdings
March 31, 2023

^ Amount is less than 0.05%.

Reflected as a percent of absolute value of investments and securities sold short.

Leuthold Funds

(Unaudited)

2	Leuthold Funds - 2023 Semi-Annual Report

Leuthold Select Industries Fund
Allocation of Portfolio Holdings
March 31, 2023*

Leuthold Select Industries Fund

Allocation of Portfolio Holdings

March 31, 2023*

Consumer Staples 1.0%
Materials 5.4%
Communication Services 6.7%
Energy 6.9%
Financials 8.8%
Health Care 12.3%
Industrials 13.2%
Consumer Discretionary 16.9%
Information Technology 28.8%

Leuthold Grizzly Short Fund
Allocation of Securities Sold Short
March 31, 2023

* Excludes short-term investments less than 5% of net assets. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

Reflected as a percent of absolute value of investments and securities sold short.

Leuthold Funds

(Unaudited)

Leuthold Funds - 2023 Semi-Annual Report	3

Leuthold Core ETF
Allocation of Portfolio Holdings
March 31, 2023

Leuthold Core Investment Fund

Schedule of Investments

March 31, 2023 (Unaudited)

4	Leuthold Funds - 2023 Semi-Annual Report	See Notes to the Financial Statements.

	Shares	Fair Value
COMMON STOCKS - 62.71%
Air Freight & Logistics - 1.94%
CH Robinson Worldwide, Inc.	23,720	$2,357,056
Expeditors International of Washington, Inc.	21,737	2,393,678
Hub Group, Inc. - Class A (a)	24,307	2,040,330
United Parcel Service, Inc. - Class B	16,229	3,148,264
		9,939,328
Biotechnology - 1.56%
AbbVie, Inc.	32,312	5,149,564
Regeneron Pharmaceuticals, Inc. (a)	3,451	2,835,583
		7,985,147
Chemicals - 0.00%
China Lumena New Materials Corp. (a)(b)(d)(e)	20,950	—

Commercial Services & Supplies - 1.93%
ABM Industries, Inc.	35,176	1,580,810
Clean Harbors, Inc. (a)	13,365	1,905,314
Republic Services, Inc.	23,646	3,197,412
Waste Management, Inc.	19,607	3,199,274
		9,882,810
Communications Equipment - 0.74%
Cisco Systems, Inc.	72,848	3,808,129

Consumer Staples Distribution - 0.65%
Target Corp.	19,974	3,308,294

	Shares	Fair Value
Distributors - 0.69%
LKQ Corp.	61,906	$3,513,785

Diversified Telecommunication Services - 0.63%
Verizon Communications, Inc.	82,909	3,224,331

Electronic Equipment, Instruments & Components - 3.13%
Corning, Inc.	56,178	1,981,960
Flex, Ltd. (a)	160,236	3,687,030
Jabil, Inc.	48,467	4,272,851
Sanmina Corp. (a)	31,651	1,930,394
TE Connectivity, Ltd.	31,430	4,122,045
		15,994,280
Entertainment - 0.78%
Netflix, Inc. (a)	11,529	3,983,039

Financial Services - 1.64%
Mastercard, Inc. - Class A	12,631	4,590,231
Visa, Inc. - Class A	16,817	3,791,561
		8,381,792
Health Care Providers & Services - 4.57%
AmerisourceBergen Corp.	10,281	1,646,091
Cardinal Health, Inc.	21,223	1,602,336
Centene Corp. (a)	31,651	2,000,660
Elevance Health, Inc.	7,123	3,275,227
Humana, Inc.	11,676	5,668,231
McKesson Corp.	4,112	1,464,077
UnitedHealth Group, Inc.	16,376	7,739,134
		23,395,756

Leuthold Core Investment Fund

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

See Notes to the Financial Statements.	Leuthold Funds - 2023 Semi-Annual Report	5

	Shares	Fair Value
COMMON STOCKS - 62.71% (continued)
Household Durables - 4.72%
D.R. Horton, Inc.	51,992	$5,079,099
KB Home	38,333	1,540,220
Lennar Corp. - Class A	30,843	3,241,908
MDC Holdings, Inc.	50,377	1,958,154
Meritage Homes Corp.	22,324	2,606,550
PulteGroup, Inc.	79,457	4,630,754
Taylor Morrison Home Corp. (a)	57,867	2,213,991
Toll Brothers, Inc.	48,027	2,883,061
		24,153,737
Insurance - 3.87%
The Allstate Corp.	17,771	1,969,204
Arch Capital Group, Ltd. (a)(b)	47,660	3,234,684
Axis Capital Holdings, Ltd. (b)	25,188	1,373,250
Chubb, Ltd. (b)	22,765	4,420,508
Reinsurance Group of America, Inc.	18,726	2,486,064
The Travelers Companies, Inc.	26,731	4,581,961
W.R. Berkley Corp.	28,052	1,746,517
		19,812,188
Interactive Media & Services - 2.20%
Alphabet, Inc. - Class A (a)	50,891	5,278,923
Meta Platforms, Inc. - Class A (a)	28,199	5,976,496
		11,255,419

	Shares	Fair Value
Machinery - 2.46%
AGCO Corp.	9,840	$1,330,368
Allison Transmission Holdings, Inc.	29,888	1,352,133
Caterpillar, Inc.	9,473	2,167,801
CNH Industrial NV - Class A (b)	78,870	1,204,345
Cummins, Inc.	5,067	1,210,405
Deere & Co.	5,067	2,092,063
PACCAR, Inc.	23,867	1,747,065
Terex Corp.	30,476	1,474,429
		12,578,609
Media - 0.57%
Charter Communications, Inc. - Class A (a)	8,225	2,941,342

Metals & Mining - 3.35%
ArcelorMittal SA - NYRS (b)	85,552	2,576,826
Rio Tinto PLC - LN Shares - ADR	46,925	3,219,055
Southern Copper Corp.	44,869	3,421,261
Steel Dynamics, Inc.	25,188	2,847,755
Teck Resources, Ltd. - Class B (b)	75,785	2,766,153
United States Steel Corp.	87,829	2,292,337
		17,123,387
Oil, Gas & Consumable Fuels - 4.30%
BP PLC - ADR	116,542	4,421,604
Equinor ASA - ADR	100,240	2,849,823
Exxon Mobil Corp.	50,744	5,564,587
Imperial Oil, Ltd. (b)	51,772	2,630,535
Shell PLC - ADR	74,023	4,259,283
Suncor Energy, Inc. (b)	73,729	2,289,286
		22,015,118

Leuthold Core Investment Fund

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

6	Leuthold Funds - 2023 Semi-Annual Report	See Notes to the Financial Statements.

	Shares	Fair Value
COMMON STOCKS - 62.71% (continued)
Pharmaceuticals - 1.67%
Merck & Co., Inc.	58,675	$6,242,433
Pfizer, Inc.	57,059	2,328,007
		8,570,440
Semiconductors & Semiconductor Equipment - 5.58%
Applied Materials, Inc.	60,291	7,405,544
KLA Corp.	12,484	4,983,238
Lam Research Corp.	17,625	9,343,365
MKS Instruments, Inc.	22,912	2,030,461
SolarEdge Technologies, Inc. (a)(b)	15,789	4,799,067
		28,561,675
Software - 6.57%
Adobe, Inc. (a)	6,756	2,603,559
Check Point Software Technologies, Ltd. (a)(b)	23,793	3,093,090
Dolby Laboratories, Inc. - Class A	28,346	2,421,315
Fortinet, Inc. (a)	49,569	3,294,356
Microsoft Corp.	45,603	13,147,345
Oracle Corp.	54,416	5,056,335
Progress Software Corp.	26,731	1,535,696
Qualys, Inc. (a)	18,946	2,463,359
		33,615,055

	Shares	Fair Value
Specialty Retail - 5.23%
Academy Sports & Outdoors, Inc.	40,683	$2,654,566
AutoNation, Inc. (a)	20,929	2,812,021
Bath & Body Works, Inc.	51,699	1,891,149
Best Buy Co., Inc.	33,780	2,643,961
Dick’s Sporting Goods, Inc.	18,212	2,584,101
The Home Depot, Inc.	6,756	1,993,831
The ODP Corp. (a)	32,091	1,443,453
Penske Automotive Group, Inc.	25,335	3,592,756
Signet Jewelers, Ltd.	29,962	2,330,444
Ulta Beauty, Inc. (a)	5,655	3,085,764
Williams-Sonoma, Inc.	14,246	1,733,168
		26,765,214
Technology Hardware, Storage & Peripherals - 2.08%
Apple, Inc.	64,697	10,668,535

Trading Companies & Distributors - 1.85%
MSC Industrial Direct Co., Inc. - Class A	12,043	1,011,612
Triton International, Ltd. (b)	24,087	1,522,780
United Rentals, Inc.	11,089	4,388,583
WESCO International, Inc.	16,376	2,530,747
		9,453,722

TOTAL COMMON STOCKS (Cost $217,918,187)		$320,931,132

Leuthold Core Investment Fund

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

See Notes to the Financial Statements.	Leuthold Funds - 2023 Semi-Annual Report	7

	Shares	Fair Value
INVESTMENT COMPANIES - 12.72%
Exchange Traded Funds - 12.72%
Invesco CurrencyShares Japanese Yen Trust (a)	109,782	$7,699,495
iShares 0-5 Year TIPS Bond ETF	52,362	5,195,881
iShares Floating Rate Bond ETF	88,193	4,444,045
iShares Gold Trust (a)	149,662	5,592,869
iShares International Treasury Bond ETF	136,637	5,494,174
SPDR Bloomberg International Treasury Bond ETF	533,095	12,325,156
SPDR Bloomberg Short-Term High Yield Bond ETF	130,715	3,246,961
SPDR Gold Shares (a)	29,448	5,395,462
VanEck J.P. Morgan EM Local Currency Bond ETF	310,116	7,830,429
Vanguard Mortgage-Backed Securities ETF	168,738	7,854,754
TOTAL INVESTMENT COMPANIES (Cost $62,528,482)		$65,079,226

	Principal Amount	Fair Value
CORPORATE BONDS - 0.94%
Banks - 0.94%
JPMorgan Chase & Co.
1.500%, 01/27/2025	$4,600,000	$4,813,418

TOTAL CORPORATE BONDS (Cost $5,173,344)		$4,813,418

FOREIGN GOVERNMENT BONDS - 1.45%
Foreign Government Bonds - 1.45%
French Republic Government Bond OAT
1.250%, 05/25/2036 (b)
EUR 8,480,000		$7,402,306
TOTAL FOREIGN GOVERNMENT BONDS
(Cost $7,855,983)		$7,402,306
UNITED STATES TREASURY OBLIGATIONS - 2.64%
United States Treasury Notes - 2.64%
2.625%, 04/15/2025	$5,980,000	$5,808,776
2.875%, 05/15/2032	3,070,000	2,918,898
3.250%, 05/15/2042	5,190,000	4,781,085

TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $14,161,709)		$13,508,759

Leuthold Core Investment Fund

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

8	Leuthold Funds - 2023 Semi-Annual Report	See Notes to the Financial Statements.

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 15.60%
Money Market Funds - 15.60%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 4.720% (c)(f)	79,817,895	$79,817,895
TOTAL SHORT-TERM INVESTMENTS
(Cost $79,817,895)		$79,817,895

Total Investments (Cost $387,455,600) - 96.06%		$491,552,736
Other Assets in Excess of Liabilities - 3.94%		20,155,805
TOTAL NET ASSETS - 100.00%		$511,708,541

Percentages are stated as a percent of net assets.

ADRAmerican Depositary Receipt

EUREuro

NYRSNew York Registry Shares

(a)Non-income producing security.

(b)Foreign issued security.

(c)The rate quoted is the annualized seven-day effective yield as of March 31, 2023.

(d)Illiquid security. The fair value of this security totals $0 which represents an amount that rounds to 0.00% of total net assets.

(e)This security is currently being fair valued in accordance with fair value methodologies established by the Fund’s investment adviser, and is deemed a Level 3 security as it is valued using significant unobservable inputs.

(f)All or a portion of the assets have been committed as collateral for open securites sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core Investment Fund

Schedule of Investments Sold Short - (a)

March 31, 2023 (Unaudited)

See Notes to the Financial Statements.	Leuthold Funds - 2023 Semi-Annual Report	9

	Shares	Fair Value
COMMON STOCKS - 9.91%
Aerospace & Defense - 0.41%
The Boeing Co.	3,084	$655,134
Kratos Defense & Security Solutions, Inc.	27,696	373,342
L3Harris Technologies, Inc.	3,287	645,041
Spirit AeroSystems Holdings, Inc.	12,547	433,248
		2,106,765
Air Freight & Logistics - 0.08%
GXO Logistics, Inc.	7,617	384,354

Automobile Components - 0.19%
Aptiv PLC (b)	5,638	632,527
Gentherm, Inc.	5,670	342,582
		975,109
Broadline Retail - 0.25%
Amazon.com, Inc.	6,256	646,182
Global-e Online, Ltd. (b)	20,392	657,234
		1,303,416
Building Products - 0.14%
The AZEK Co., Inc. - Class A	19,254	453,239
Zurn Elkay Water Solutions Corp.	12,896	275,459
		728,698
Capital Markets - 0.98%
Blackstone, Inc.	8,076	709,396
Brookfield Corp. - Class A (b)	26,102	850,664
CME Group, Inc. - Class A	4,084	782,168
Intercontinental Exchange, Inc.	8,034	837,866
KKR & Co., Inc.	14,117	741,425

	Shares	Fair Value
Capital Markets - 0.98% (continued)
S&P Global, Inc.	1,740	$599,900
Tradeweb Markets, Inc. - Class A	6,279	496,166
		5,017,585
Chemicals - 0.54%
Diversey Holdings, Ltd.	47,922	387,689
Ecolab, Inc.	3,103	513,640
International Flavors & Fragrances, Inc.	4,963	456,397
PPG Industries, Inc.	5,654	755,261
The Sherwin-Williams Co.	2,957	664,645
		2,777,632
Commercial Services & Supplies - 0.15%
Casella Waste Systems, Inc. - Class A	4,667	385,774
Driven Brands Holdings, Inc.	12,920	391,605
		777,379
Containers & Packaging - 0.22%
Ball Corp.	14,209	783,058
Crown Holdings, Inc.	4,222	349,202
		1,132,260
Diversified Consumer Services - 0.04%
Coursera, Inc.	17,023	196,105

Diversified REITs - 0.06%
iStar, Inc.	10,548	309,795

Electrical Equipment - 0.14%
Ballard Power Systems, Inc. (b)	60,669	337,926
Vertiv Holdings Co.	26,927	385,326
		723,252

Leuthold Core Investment Fund

Schedule of Investments Sold Short - (a) (continued)

March 31, 2023 (Unaudited)

10	Leuthold Funds - 2023 Semi-Annual Report	See Notes to the Financial Statements.

	Shares	Fair Value
COMMON STOCKS - 9.91% (continued)
Electronic Equipment, Instruments & Components - 0.09%
Coherent Corp.	11,968	$455,741

Energy Equipment & Services - 0.17%
Baker Hughes Co. - Class A	30,274	873,708

Entertainment - 0.46%
Madison Square Garden Entertainment Corp. - Class A	8,472	500,441
ROBLOX Corp. - Class A	17,449	784,856
Spotify Technology SA (b)	7,917	1,057,870
		2,343,167
Financial Services - 0.08%
Block, Inc. - Class A	5,642	387,323

Food Products - 0.07%
J & J Snack Foods Corp.	2,545	377,220

Health Care Equipment & Supplies - 1.06%
Alcon, Inc. (b)	12,256	864,538
Align Technology, Inc.	2,491	832,343
ICU Medical, Inc.	2,761	455,455
IDEXX Laboratories, Inc.	1,544	772,123
Intuitive Surgical, Inc.	3,202	818,015
ResMed, Inc.	4,063	889,756
Stryker Corp.	2,716	775,337
		5,407,567
Health Care Providers & Services - 0.08%
R1 RCM, Inc.	25,587	383,805

	Shares	Fair Value
Health Care Technology - 0.18%
Veeva Systems, Inc. - Class A	4,903	$901,122

Hotels, Restaurants & Leisure - 0.70%
Airbnb, Inc. - Class A	5,936	738,438
Caesars Entertainment, Inc.	9,080	443,195
Carnival Corp.	37,339	378,991
DoorDash, Inc. - Class A	6,519	414,348
DraftKings, Inc. - Class A	34,715	672,082
Norwegian Cruise Line Holdings, Ltd.	21,324	286,808
Royal Caribbean Cruises, Ltd.	9,958	650,257
		3,584,119
Household Durables - 0.09%
Sonos, Inc.	23,669	464,386

Household Products - 0.30%
Church & Dwight Co., Inc.	8,634	763,332
The Clorox Co.	4,783	756,862
		1,520,194
Insurance - 0.15%
Brown & Brown, Inc.	13,105	752,489

IT Services - 0.15%
Cloudflare, Inc. - Class A	5,239	323,037
MongoDB, Inc.	1,937	451,553
		774,590
Life Sciences Tools & Services - 0.19%
Illumina, Inc.	1,765	410,451
Pacific Biosciences of California, Inc.	47,643	551,706
		962,157

Leuthold Core Investment Fund

Schedule of Investments Sold Short - (a) (continued)

March 31, 2023 (Unaudited)

See Notes to the Financial Statements.	Leuthold Funds - 2023 Semi-Annual Report	11

	Shares	Fair Value
COMMON STOCKS - 9.91% (continued)
Machinery - 0.07%
Flowserve Corp.	9,825	$334,050

Metals & Mining - 0.44%
Agnico Eagle Mines, Ltd. (b)	14,227	725,150
Alcoa Corp.	7,477	318,221
Newmont Corp.	16,472	807,458
Royal Gold, Inc.	3,131	406,122
		2,256,951
Multi-Utilities - 0.13%
Dominion Energy, Inc.	12,285	686,854

Oil, Gas & Consumable Fuels - 0.08%
Cameco Corp. (b)	15,515	406,027

Passenger Airlines - 0.25%
Allegiant Travel Co.	3,540	325,609
American Airlines Group, Inc.	21,305	314,249
Southwest Airlines Co.	19,742	642,405
		1,282,263
Personal Care Products - 0.14%
The Estee Lauder Companies, Inc. - Class A	2,833	698,221

Professional Services - 0.35%
Equifax, Inc.	4,298	871,806
Planet Labs PBC - Class A	77,927	306,253
TransUnion	10,193	633,393
		1,811,452

	Shares	Fair Value
Real Estate Investment Trusts (REITs) - 0.34%
Prologis, Inc.	5,401	$673,883
Rexford Industrial Realty, Inc.	5,546	330,819
Welltower, Inc.	10,129	726,148
		1,730,850
Real Estate Management & Development - 0.07%
Colliers International Group, Inc. (b)	3,500	369,425

Semiconductors & Semiconductor Equipment - 0.45%
Advanced Micro Devices, Inc.	10,561	1,035,083
Entegris, Inc.	4,263	349,609
NVIDIA Corp.	3,325	923,585
		2,308,277
Software - 0.37%
Atlassian Corp. - Class A (b)	4,051	693,410
Datadog, Inc. - Class A	4,310	313,165
Guidewire Software, Inc.	2,944	241,555
Procore Technologies, Inc.	10,221	640,141
		1,888,271
Specialty Retail - 0.11%
Floor & Decor Holdings, Inc.	5,546	544,728

Water Utilities - 0.14%
American Water Works Co., Inc.	5,039	738,163

TOTAL COMMON STOCKS (Proceeds $49,669,646)		$50,675,470

Leuthold Core Investment Fund

Schedule of Investments Sold Short - (a) (continued)

March 31, 2023 (Unaudited)

12	Leuthold Funds - 2023 Semi-Annual Report	See Notes to the Financial Statements.

	Shares	Fair Value
INVESTMENT COMPANIES - 3.55%
Exchange Traded Funds - 3.55%
Consumer Discretionary Select Sector SPDR Fund	5,644	$844,004
Consumer Staples Select Sector SPDR Fund	38,226	2,855,864
Financial Select Sector SPDR Fund	71,862	2,310,363
Invesco QQQ Trust Series 1	9,134	2,931,375
iShares Expanded Tech-Software Sector ETF	4,603	1,402,534
Real Estate Select Sector SPDR Fund	55,218	2,064,049
SPDR S&P 500 ETF Trust	8,985	3,678,369
Utilities Select Sector SPDR Fund	30,892	2,091,080
TOTAL INVESTMENT COMPANIES
(Proceeds $18,683,772)		$18,177,638

TOTAL SECURITIES SOLD SHORT
(Proceeds $68,353,418) - 13.46%		$68,853,108

Percentages are stated as a percent of net assets.

(a)Non-income producing security.

(b)Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Global Fund

Schedule of Investments

March 31, 2023 (Unaudited)

See Notes to the Financial Statements.	Leuthold Funds - 2023 Semi-Annual Report	13

	Shares	Fair Value
COMMON STOCKS - 62.96%
Air Freight & Logistics - 1.95%
Cia de Distribucion Integral Logista Holdings SA (b)	4,756	$118,675
Deutsche Post AG (b)	2,875	134,653
FedEx Corp.	712	162,685
International Distributions Services PLC (b)	13,556	37,538
PostNL NV (b)	21,898	39,776
		493,327
Banks - 3.04%
ABN AMRO Bank NV (b)	7,619	120,818
Australia & New Zealand Banking Group, Ltd. (b)	4,889	75,340
Banco Santander SA - ADR	29,808	109,992
The Bank of Nova Scotia (b)	1,467	73,878
Barclays PLC - ADR	10,495	75,459
Citigroup, Inc.	1,609	75,446
Commerzbank AG (b)	9,125	96,071
Mizuho Financial Group, Inc. - ADR	35,493	100,090
Virgin Money UK PLC (b)	23,254	42,027
		769,121

	Shares	Fair Value
Capital Markets - 5.46%
Affiliated Managers Group, Inc.	505	$71,922
Azimut Holding SpA (b)	3,427	73,125
The Carlyle Group, Inc.	3,515	109,176
Evercore, Inc. - Class A	872	100,611
The Goldman Sachs Group, Inc.	698	228,323
Julius Baer Group, Ltd. (b)	1,872	127,873
LPL Financial Holdings, Inc.	735	148,764
Man Group PLC (b)	26,645	77,623
Morgan Stanley	2,717	238,553
Raymond James Financial, Inc.	841	78,440
Stifel Financial Corp.	2,138	126,334
		1,380,744
Consumer Staples Distribution - 1.52%
George Weston, Ltd. (b)	988	130,929
J Sainsbury PLC (b)	37,651	129,564
Koninklijke Ahold Delhaize NV (b)	3,644	124,498
		384,991
Distributors - 0.44%
LKQ Corp.	1,951	110,739

Health Care Providers & Services - 1.73%
Elevance Health, Inc.	449	206,455
Humana, Inc.	478	232,050
		438,505

Leuthold Global Fund

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

14	Leuthold Funds - 2023 Semi-Annual Report	See Notes to the Financial Statements.

	Shares	Fair Value
COMMON STOCKS - 62.96% (continued)
Household Durables - 4.53%
Barratt Developments PLC (b)	10,848	$62,427
Haseko Corp. (b)	7,300	84,853
KB Home	3,310	132,996
Lennar Corp. - Class A	2,150	225,986
Meritage Homes Corp.	2,035	237,607
Redrow PLC (b)	10,974	64,912
Toll Brothers, Inc.	2,902	174,207
Tri Pointe Homes, Inc. (a)	6,400	162,048
		1,145,036
Insurance - 6.82%
The Allstate Corp.	1,393	154,358
Axis Capital Holdings, Ltd. (b)	1,996	108,822
Cincinnati Financial Corp.	1,476	165,430
DB Insurance Co., Ltd. (b)	1,703	97,978
Everest Re Group, Ltd. (b)	809	289,638
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	960	335,652
Old Republic International Corp.	5,124	127,946
Sompo Holdings, Inc. (b)	3,700	146,613
Swiss Re AG (b)	2,898	297,722
		1,724,159
Marine Transportation - 1.46%
AP Moller - Maersk A/S - Class B (b)	65	118,151
Evergreen Marine Corp Taiwan, Ltd. (a)(b)	20,400	106,843
Matson, Inc.	1,045	62,355
Star Bulk Carriers Corp. (b)	3,852	81,354
		368,703

	Shares	Fair Value
Metals & Mining - 6.45%
Anglo American PLC (b)	3,615	$120,240
ArcelorMittal SA - NYRS	3,909	117,739
BHP Group, Ltd. - ADR	2,849	180,655
BlueScope Steel, Ltd. (b)	6,159	83,364
Boliden AB (b)	2,145	84,265
Cleveland-Cliffs, Inc. (a)	4,055	74,328
Commercial Metals Co.	1,911	93,448
Fortescue Metals Group, Ltd. (b)	7,391	111,098
Grupo Mexico SAB de CV (b)	34,800	164,614
Korea Zinc Co., Ltd. (b)	193	82,114
Rio Tinto PLC - LN Shares - ADR	2,473	169,648
Ryerson Holding Corp.	2,070	75,307
Sumitomo Metal Mining Co., Ltd. (b)	2,000	76,528
Ternium SA - ADR	3,051	125,884
United States Steel Corp.	2,776	72,454
		1,631,686
Oil, Gas & Consumable Fuels - 8.68%
Aker BP ASA (b)	6,591	161,640
APA Corp.	4,741	170,960
Canadian Natural Resources, Ltd. (b)	5,250	290,588
Chord Energy Corp.	1,127	151,694
Eni SpA - ADR	4,259	119,252
EOG Resources, Inc.	2,498	286,346
Exxon Mobil Corp.	1,961	215,043
Inpex Corp. (b)	13,800	146,039
Petroleo Brasileiro SA - ADR	8,665	90,376
PTT Exploration & Production PCL - NVDR (b)	28,500	125,238
Shell PLC - ADR	2,223	127,911

Leuthold Global Fund

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

See Notes to the Financial Statements.	Leuthold Funds - 2023 Semi-Annual Report	15

	Shares	Fair Value
COMMON STOCKS - 62.96% (continued)
Oil, Gas & Consumable Fuels - 8.68% (continued)
Suncor Energy, Inc. (b)	4,616	$143,327
Tourmaline Oil Corp. (b)	3,431	142,977
Woodside Energy Group, Ltd. - ADR	1,029	23,081
		2,194,472
Paper & Forest Products - 0.0% (g)
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)2,484,000		—

Pharmaceuticals - 4.31%
Bayer AG (b)	1,449	92,565
Bristol-Myers Squibb Co.	1,910	132,382
GSK PLC - ADR	2,331	82,937
Johnson & Johnson	861	133,455
Merck & Co., Inc.	1,732	184,267
Novartis AG - ADR	1,785	164,220
Pfizer, Inc.	3,066	125,093
Sino Biopharmaceutical, Ltd. (b)	120,000	67,259
Takeda Pharmaceutical Co., Ltd. - ADR	6,558	108,076
		1,090,254
Semiconductors & Semiconductor Equipment - 7.28%
Amkor Technology, Inc.	4,758	123,803
Applied Materials, Inc.	1,951	239,641
ASM International NV (b)	768	311,733
Diodes, Inc. (a)	1,445	134,038
Intel Corp.	2,853	93,208
Lam Research Corp.	565	299,518
Marvell Technology, Inc.	2,957	128,038

	Shares	Fair Value
Semiconductors & Semiconductor Equipment - 7.28% (continued)
Sino-American Silicon Products, Inc. (b)	26,000	$133,858
SK Hynix, Inc. (b)	1,466	100,326
Skyworks Solutions, Inc.	1,039	122,581
SUMCO Corp. (b)	5,900	88,759
Taiwan Surface Mounting Technology Corp. (a)(b)	20,000	64,159
		1,839,662
Textiles, Apparel & Luxury Goods - 3.92%
Christian Dior SE (b)	242	216,196
Gildan Activewear, Inc. (b)	4,189	139,033
Kering SA (b)	306	199,644
Oxford Industries, Inc.	706	74,546
Pou Chen Corp. (b)	110,000	113,058
Steven Madden, Ltd.	2,351	84,636
The Swatch Group AG (b)	479	164,963
		992,076
Tobacco - 2.45%
Altria Group, Inc.	3,676	164,023
British American Tobacco PLC - ADR	4,105	144,168
Imperial Brands PLC (b)	6,534	150,253
Japan Tobacco, Inc. (b)	4,100	86,606
KT&G Corp. (b)	1,168	75,065
		620,115
Trading Companies & Distributors - 2.92%
ITOCHU Corp. (b)	3,300	107,469
Mitsui & Co., Ltd. (b)	4,100	127,796
Travis Perkins PLC (a)(b)	4,194	49,653
Triton International, Ltd. (b)	1,994	126,061

Leuthold Global Fund

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

16	Leuthold Funds - 2023 Semi-Annual Report	See Notes to the Financial Statements.

	Shares	Fair Value
COMMON STOCKS - 62.96% (continued)
Trading Companies & Distributors - 2.92% (continued)
Univar Solutions, Inc. (a)	3,149	$110,310
WESCO International, Inc.	1,396	215,738
		737,027
TOTAL COMMON STOCKS
(Cost $14,052,296)		$15,920,617

PREFERRED STOCKS - 0.31%
Metals & Mining - 0.31%
Gerdau SA - ADR	15,943	78,600
TOTAL PREFERRED STOCKS (Cost $84,376)		$78,600

	Shares	Fair Value
INVESTMENT COMPANIES - 10.91%
Exchange Traded Funds - 10.91%
Invesco CurrencyShares Japanese Yen Trust (a)	5,521	$387,212
iShares 0-5 Year TIPS Bond ETF	2,535	251,548
iShares Gold Trust (a)	7,550	282,143
iShares International Treasury Bond ETF	8,195	329,521
SPDR Bloomberg International Treasury Bond ETF	11,325	261,834
SPDR Bloomberg Short-Term High Yield Bond ETF	7,250	180,090
SPDR Gold Shares (a)	1,486	272,265
VanEck J.P. Morgan EM Local Currency Bond ETF	15,165	382,916
Vanguard Mortgage-Backed Securities ETF	8,830	411,037
TOTAL INVESTMENT COMPANIES
(Cost $2,641,100)		$2,758,566

Leuthold Global Fund

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

See Notes to the Financial Statements.	Leuthold Funds - 2023 Semi-Annual Report	17

	Principal Amount	Fair Value
CORPORATE BONDS - 1.95%
Banks - 1.95%
JPMorgan Chase & Co.
1.500%, 01/27/2025	$470,000	$491,806
TOTAL CORPORATE BONDS
(Cost $514,116)		$491,806

FOREIGN GOVERNMENT BONDS - 1.45%
Foreign Government Bonds - 1.45%
French Republic Government Bond OAT
1.250%, 05/25/2036 (b) EUR	420,000	$366,624

TOTAL FOREIGN GOVERNMENT BONDS (Cost $389,093)		$366,624

UNITED STATES TREASURY OBLIGATIONS - 2.88%
United States Treasury Notes
2.625%, 04/15/2025	$350,000	$339,978
2.875%, 05/15/2032	155,000	147,371
3.250%, 05/15/2042	260,000	239,515
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $759,009)		$726,864

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 15.37%
Money Market Funds - 15.37%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 4.720% (c)(f)	3,887,025	$3,887,025

TOTAL SHORT-TERM INVESTMENTS (Cost $3,887,025)		$3,887,025

Total Investments (Cost $22,327,015) - 95.83%		$24,230,102
Other Assets in Excess of Liabilities - 4.17%		1,055,527
TOTAL NET ASSETS - 100.00%		$25,285,629

Percentages are stated as a percent of net assets.

ADRAmerican Depositary Receipt

EUREuro

NVDRNon Voting Depositary Receipt

NYRSNew York Registry Shares

(a)Non-income producing security.

(b)Foreign issued security.

(c)The rate quoted is the annualized seven-day effective yield as of March 31, 2023.

(d)Illiquid security. The fair value of this security totals $0 which represents an amount that rounds to 0.00% of total net assets.

(e)This security is currently being fair valued in accordance with fair value methodologies established by the Fund’s investment adviser, and is deemed a Level 3 security as it is valued using significant unobservable inputs.

(f)All or a portion of the assets have been committed as collateral for open securities sold short.

(g)Rounds to less than 0.005%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Global Fund

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

18	Leuthold Funds - 2023 Semi-Annual Report	See Notes to the Financial Statements.

	Fair Value	Percentage of Total Investments
CURRENCY EXPOSURE
Australian Dollar	$269,802	1.11%
British Pound	734,237	3.03
Canadian Dollar	273,906	1.13
Danish Krone	118,151	0.49
Euro	2,721,836	11.23
Hong Kong Dollar	67,259	0.28
Japanese Yen	864,663	3.57
Mexican Peso	164,614	0.68
Norwegian Krone	161,640	0.67
South Korean Won	355,483	1.47
Swedish Krona	84,265	0.35
Swiss Franc	590,558	2.44
Taiwan New Dollar	417,918	1.72
Thai Baht	125,238	0.51
US Dollar	17,280,532	71.32
Total Investments	$24,230,102	100.00%

	Fair Value	Percentage of Total Investments
PORTFOLIO DIVERSIFICATION
Australia	$473,538	1.95%
Bermuda	524,521	2.16
Brazil	168,976	0.70
Canada	920,732	3.80
Denmark	118,151	0.49
France	782,464	3.23
Germany	658,941	2.72
Greece	81,354	0.34
Hong Kong	67,259	0.28
Italy	192,377	0.79
Japan	1,072,829	4.43
Luxembourg	243,623	1.01
Mexico	164,614	0.68
Netherlands	596,825	2.46
Norway	161,640	0.67
South Korea	355,483	1.47
Spain	228,667	0.94
Sweden	84,265	0.35
Switzerland	754,778	3.11
Taiwan	417,918	1.72
Thailand	125,238	0.52
United Kingdom	1,334,360	5.51
United States	14,701,549	60.67
Total Investments	$24,230,102	100.00%

Leuthold Global Fund

Schedule of Investments Sold Short - (a)

March 31, 2023 (Unaudited)

See Notes to the Financial Statements.	Leuthold Funds - 2023 Semi-Annual Report	19

	Shares	Fair Value
COMMON STOCKS - 5.10%
Aerospace & Defense - 0.21%
The Boeing Co.	79	$16,782
Kratos Defense & Security Solutions, Inc.	705	9,503
L3Harris Technologies, Inc.	84	16,484
Spirit AeroSystems Holdings, Inc.	320	11,050
		53,819
Air Freight & Logistics - 0.04%
GXO Logistics, Inc.	194	9,789

Automobile Components - 0.10%
Aptiv PLC (b)	144	16,155
Gentherm, Inc.	144	8,701
		24,856
Broadline Retail - 0.13%
Amazon.com, Inc.	159	16,423
Global-e Online, Ltd. (b)	519	16,727
		33,150
Building Products - 0.07%
The AZEK Co., Inc. - Class A	490	11,535
Zurn Elkay Water Solutions Corp.	328	7,006
		18,541
Capital Markets - 0.50%
Blackstone, Inc.	206	18,095
Brookfield Corp. - Class A (b)	665	21,672
CME Group, Inc. - Class A	104	19,918
Intercontinental Exchange, Inc.	205	21,380
KKR & Co., Inc.	360	18,907

	Shares	Fair Value
Capital Markets - 0.50% (continued)
S&P Global, Inc.	44	$15,170
Tradeweb Markets, Inc. - Class A	160	12,643
		127,785
Chemicals - 0.28%
Diversey Holdings, Ltd.	1,221	9,878
Ecolab, Inc.	79	13,077
International Flavors & Fragrances, Inc.	126	11,587
PPG Industries, Inc.	144	19,235
The Sherwin-Williams Co.	75	16,858
		70,635
Commercial Services & Supplies - 0.08%
Casella Waste Systems, Inc. - Class A	119	9,837
Driven Brands Holdings, Inc.	329	9,972
		19,809
Containers & Packaging - 0.11%
Ball Corp.	362	19,950
Crown Holdings, Inc.	108	8,933
		28,883
Diversified Consumer Services - 0.02%
Coursera, Inc.	434	5,000

Electrical Equipment - 0.07%
Ballard Power Systems, Inc. (b)	1,545	8,605
Vertiv Holdings Co.	686	9,817
		18,422

Leuthold Global Fund

Schedule of Investments Sold Short - (a) (continued)

March 31, 2023 (Unaudited)

20	Leuthold Funds - 2023 Semi-Annual Report	See Notes to the Financial Statements.

	Shares	Fair Value
COMMON STOCKS - 5.10% (continued)
Electronic Equipment, Instruments & Components - 0.05%
Coherent Corp.	305	$11,614

Energy Equipment & Services - 0.09%
Baker Hughes Co. - Class A	771	22,251

Entertainment - 0.24%
Madison Square Garden Entertainment Corp. - Class A	216	12,759
ROBLOX Corp. - Class A	444	19,971
Spotify Technology SA (b)	202	26,991
		59,721
Financial Services - 0.04%
Block, Inc. - Class A	144	9,886

Food Products - 0.04%
J & J Snack Foods Corp.	65	9,634

Health Care Equipment & Supplies - 0.54%
Alcon, Inc. (b)	312	22,009
Align Technology, Inc.	63	21,051
ICU Medical, Inc.	70	11,547
IDEXX Laboratories, Inc.	39	19,503
Intuitive Surgical, Inc.	82	20,949
ResMed, Inc.	103	22,556
Stryker Corp.	69	19,697
		137,312

	Shares	Fair Value
Health Care Providers & Services - 0.04%
R1 RCM, Inc.	652	$9,780

Health Care Technology - 0.09%
Veeva Systems, Inc. - Class A	125	22,974

Hotels, Restaurants & Leisure - 0.36%
Airbnb, Inc. - Class A	151	18,785
Caesars Entertainment, Inc.	231	11,275
Carnival Corp.	951	9,653
DoorDash, Inc. - Class A	166	10,551
DraftKings, Inc. - Class A	884	17,114
Norwegian Cruise Line Holdings, Ltd.	543	7,303
Royal Caribbean Cruises, Ltd.	254	16,586
		91,267
Household Durables - 0.05%
Sonos, Inc.	603	11,831

Household Products - 0.15%
Church & Dwight Co., Inc.	220	19,450
The Clorox Co.	122	19,305
		38,755
Insurance - 0.08%
Brown & Brown, Inc.	334	19,178

IT Services - 0.08%
Cloudflare, Inc. - Class A	133	8,201
MongoDB, Inc.	49	11,423
		19,624

Leuthold Global Fund

Schedule of Investments Sold Short - (a) (continued)

March 31, 2023 (Unaudited)

See Notes to the Financial Statements.	Leuthold Funds - 2023 Semi-Annual Report	21

	Shares	Fair Value
COMMON STOCKS - 5.10% (continued)
Life Sciences Tools & Services - 0.10%
Illumina, Inc.	45	$10,465
Pacific Biosciences of California, Inc.	1,213	14,046
		24,511
Machinery - 0.03%
Flowserve Corp.	250	8,500

Metals & Mining - 0.23%
Agnico Eagle Mines, Ltd. (b)	362	18,451
Alcoa Corp.	190	8,087
Newmont Corp.	419	20,539
Royal Gold, Inc.	80	10,377
		57,454
Multi-Utilities - 0.07%
Dominion Energy, Inc.	313	17,500

Oil, Gas & Consumable Fuels - 0.04%
Cameco Corp. (b)	395	10,337

Passenger Airlines - 0.13%
Allegiant Travel Co.	90	8,278
American Airlines Group, Inc.	543	8,009
Southwest Airlines Co.	503	16,368
		32,655
Personal Care Products - 0.07%
The Estee Lauder Companies, Inc. - Class A	72	17,745

	Shares	Fair Value
Professional Services - 0.18%
Equifax, Inc.	109	$22,110
Planet Labs PBC - Class A	1,985	7,801
TransUnion	260	16,156
		46,067
Real Estate Investment Trusts (REITs) - 0.21%
iStar, Inc.	269	7,901
Prologis, Inc.	138	17,218
Rexford Industrial Realty, Inc.	141	8,411
Welltower, Inc.	258	18,496
		52,026
Real Estate Management & Development - 0.04%
Colliers International Group, Inc. (b)	89	9,394

Semiconductors & Semiconductor Equipment - 0.23%
Advanced Micro Devices, Inc.	269	26,365
Entegris, Inc.	109	8,939
NVIDIA Corp.	85	23,610
		58,914
Software - 0.19%
Atlassian Corp. - Class A (b)	103	17,630
Datadog, Inc. - Class A	110	7,993
Guidewire Software, Inc.	75	6,154
Procore Technologies, Inc.	260	16,284
		48,061
Specialty Retail - 0.05%
Floor & Decor Holdings, Inc.	141	13,849

Leuthold Global Fund

Schedule of Investments Sold Short - (a) (continued)

March 31, 2023 (Unaudited)

22	Leuthold Funds - 2023 Semi-Annual Report	See Notes to the Financial Statements.

	Shares	Fair Value
COMMON STOCKS - 5.10% (continued)
Water Utilities - 0.07%
American Water Works Co., Inc.	128	$18,751
TOTAL COMMON STOCKS
(Proceeds $1,274,123)		$1,290,280

	Shares	Fair Value
INVESTMENT COMPANIES - 9.67%
Exchange Traded Funds - 9.67%
Consumer Discretionary Select Sector SPDR Fund	144	$21,534
Consumer Staples Select Sector SPDR Fund	974	72,767
Financial Select Sector SPDR Fund	1,830	58,834
Invesco QQQ Trust Series 1	233	74,777
iShares Expanded Tech-Software Sector ETF	117	35,650
iShares MSCI ACWI ETF	10,973	1,000,299
iShares MSCI EAFE ETF	11,213	801,954
iShares MSCI Emerging Markets ETF	4,540	179,148
Real Estate Select Sector SPDR Fund	1,406	52,556
SPDR S&P 500 ETF Trust	228	93,341
Utilities Select Sector SPDR Fund	787	53,272
TOTAL INVESTMENT COMPANIES
(Proceeds $2,502,355)		$2,444,132
TOTAL SECURITIES SOLD SHORT
(Proceeds $3,776,478) - 14.77%		$3,734,412

Percentages are stated as a percent of net assets.

(a)Non-income producing security.

(b)Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Select Industries Fund

Schedule of Investments

March 31, 2023 (Unaudited)

See Notes to the Financial Statements.	Leuthold Funds - 2023 Semi-Annual Report	23

	Shares	Fair Value
COMMON STOCKS - 99.58%
Air Freight & Logistics - 3.11%
CH Robinson Worldwide, Inc.	947	$94,103
Expeditors International of Washington, Inc.	865	95,254
Hub Group, Inc. - Class A (a)	970	81,422
United Parcel Service, Inc. - Class B	656	127,257
		398,036
Biotechnology - 2.50%
AbbVie, Inc.	1,292	205,906
Regeneron Pharmaceuticals, Inc. (a)	139	114,212
		320,118
Commercial Services & Supplies - 3.10%
ABM Industries, Inc.	1,411	63,410
Clean Harbors, Inc. (a)	535	76,270
Republic Services, Inc.	950	128,459
Waste Management, Inc.	786	128,252
		396,391
Communications Equipment - 1.20%
Cisco Systems, Inc.	2,942	153,793

Consumer Staples Distribution - 1.02%
Target Corp.	789	130,682

Distributors - 1.09%
LKQ Corp.	2,447	138,892

Diversified Telecommunication Services - 1.00%
Verizon Communications, Inc.	3,301	128,376

	Shares	Fair Value
Electronic Equipment, Instruments & Components - 5.01%
Corning, Inc.	2,265	$79,909
Flex, Ltd. (a)	6,400	147,264
Jabil, Inc.	1,937	170,766
Sanmina Corp. (a)	1,281	78,128
TE Connectivity, Ltd.	1,254	164,462
		640,529
Entertainment - 1.26%
Netflix, Inc. (a)	467	161,339

Financial Services - 2.53%
Mastercard, Inc. - Class A	489	177,708
Visa, Inc. - Class A	648	146,098
		323,806
Health Care Providers & Services - 7.10%
AmerisourceBergen Corp.	409	65,485
Cardinal Health, Inc.	844	63,722
Centene Corp. (a)	1,204	76,105
Elevance Health, Inc.	270	124,149
Humana, Inc.	449	217,972
McKesson Corp.	165	58,748
UnitedHealth Group, Inc.	641	302,930
		909,111
Household Durables - 7.40%
D.R. Horton, Inc.	2,034	198,702
KB Home	1,511	60,712
Lennar Corp. - Class A	1,216	127,814
MDC Holdings, Inc.	2,020	78,517
Meritage Homes Corp.	868	101,348
PulteGroup, Inc.	3,080	179,502

Leuthold Select Industries Fund

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

24	Leuthold Funds - 2023 Semi-Annual Report	See Notes to the Financial Statements.

	Shares	Fair Value
COMMON STOCKS - 99.58% (continued)
Household Durables - 7.40% (continued)
Taylor Morrison Home Corp. (a)	2,321	$88,801
Toll Brothers, Inc.	1,869	112,196
		947,592
Insurance - 6.22%
The Allstate Corp.	719	79,672
Arch Capital Group, Ltd. (a)(b)	1,917	130,107
Axis Capital Holdings, Ltd. (b)	1,023	55,774
Chubb, Ltd. (b)	912	177,092
Reinsurance Group of America, Inc.	752	99,836
The Travelers Companies, Inc.	1,067	182,894
W.R. Berkley Corp.	1,137	70,790
		796,165
Interactive Media & Services - 3.54%
Alphabet, Inc. - Class A (a)	2,047	212,335
Meta Platforms, Inc. - Class A (a)	1,136	240,764
		453,099
Machinery - 3.93%
AGCO Corp.	389	52,593
Allison Transmission Holdings, Inc.	1,180	53,383
Caterpillar, Inc.	381	87,188
CNH Industrial NV (b)	3,216	49,108
Cummins, Inc.	207	49,448
Deere & Co.	203	83,815
PACCAR, Inc.	953	69,760
Terex Corp.	1,203	58,201
		503,496

	Shares	Fair Value
Media - 0.92%
Charter Communications, Inc. - Class A (a)	328	$117,296

Metals & Mining - 5.34%
ArcelorMittal SA - NYRS (b)	3,421	103,041
Rio Tinto PLC - LN Shares - ADR	1,831	125,607
Southern Copper Corp.	1,788	136,335
Steel Dynamics, Inc.	1,020	115,321
Teck Resources, Ltd. - Class B (b)	3,023	110,339
United States Steel Corp.	3,553	92,733
		683,376
Oil, Gas & Consumable Fuels - 6.86%
BP PLC - ADR	4,600	174,524
Equinor ASA - ADR	4,008	113,947
Exxon Mobil Corp.	2,047	224,474
Imperial Oil, Ltd. (b)	2,053	104,313
Shell PLC - ADR	2,941	169,225
Suncor Energy, Inc. (b)	2,934	91,101
		877,584
Pharmaceuticals - 2.67%
Merck & Co., Inc.	2,333	248,208
Pfizer, Inc.	2,279	92,983
		341,191
Semiconductors & Semiconductor Equipment - 8.60%
Applied Materials, Inc.	2,322	285,211
KLA Corp.	479	191,202
Lam Research Corp.	682	361,542
MKS Instruments, Inc.	882	78,163

Leuthold Select Industries Fund

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

See Notes to the Financial Statements.	Leuthold Funds - 2023 Semi-Annual Report	25

	Shares	Fair Value
COMMON STOCKS - 99.58% (continued)
Semiconductors & Semiconductor Equipment - 8.60% (continued)
SolarEdge Technologies, Inc. (a)(b)	605	$183,890
		1,100,008
Software - 10.53%
Adobe, Inc. (a)	279	107,518
Check Point Software Technologies, Ltd. (a)(b)	959	124,670
Dolby Laboratories, Inc. - Class A	1,136	97,037
Fortinet, Inc. (a)	1,997	132,721
Microsoft Corp.	1,818	524,129
Oracle Corp.	2,181	202,659
Progress Software Corp.	1,060	60,897
Qualys, Inc. (a)	758	98,555
		1,348,186
Specialty Retail - 8.36%
Academy Sports & Outdoors, Inc.	1,619	105,640
AutoNation, Inc. (a)	853	114,609
Bath & Body Works, Inc.	2,053	75,099
Best Buy Co., Inc.	1,366	106,917
Dick’s Sporting Goods, Inc.	725	102,870
The Home Depot, Inc.	270	79,682
The ODP Corp. (a)	1,279	57,530
Penske Automotive Group, Inc.	1,001	141,952
Signet Jewelers, Ltd.	1,186	92,247
Ulta Beauty, Inc. (a)	230	125,504
Williams-Sonoma, Inc.	558	67,886
		1,069,936

	Shares	Fair Value
Technology Hardware, Storage & Peripherals - 3.34%
Apple, Inc.	2,589	$426,926

Trading Companies & Distributors - 2.95%
MSC Industrial Direct Co., Inc. - Class A	485	40,740
Triton International, Ltd. (b)	956	60,438
United Rentals, Inc.	443	175,322
WESCO International, Inc.	656	101,378
		377,878
TOTAL COMMON STOCKS (Cost $9,090,553)		$12,743,806
SHORT-TERM INVESTMENTS - 0.50%
Money Market Funds - 0.50%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 4.720% (c)	63,995	$63,995
TOTAL SHORT-TERM INVESTMENTS (Cost $63,995)		$63,995
Total Investments (Cost $9,154,548) - 100.08%		$12,807,801
Liabilities in Excess of Other Assets - (0.08)%		(9,832)
TOTAL NET ASSETS - 100.00%		$12,797,969

Percentages are stated as a percent of net assets.

ADRAmerican Depositary Receipt

NYRSNew York Registry Shares

(a)Non-income producing security.

(b)Foreign issued security.

(c)The rate quoted is the annualized seven-day effective yield as of March 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Grizzly Short Fund

Schedule of Investments

March 31, 2023 (Unaudited)

26	Leuthold Funds - 2023 Semi-Annual Report	See Notes to the Financial Statements.

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 77.56%
Money Market Funds - 77.56%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 4.720% (a)(b)	110,319,196	$110,319,196

TOTAL SHORT-TERM INVESTMENTS (Cost $110,319,196)		$110,319,196

Total Investments (Cost $110,319,196) - 77.56%		$110,319,196
Other Assets in Excess of Liabilities - (b) - 22.44%		31,921,780
TOTAL NET ASSETS - 100.00%		$142,240,976

Percentages are stated as a percent of net assets.

(a)The rate quoted is the annualized seven-day effective yield as of March 31, 2023.

(b)All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Grizzly Short Fund

Schedule of Investments Sold Short - (a)

March 31, 2023 (Unaudited)

See Notes to the Financial Statements.	Leuthold Funds - 2023 Semi-Annual Report	27

	Shares	Fair Value
COMMON STOCKS - 72.73%
Aerospace & Defense - 3.02%
The Boeing Co.	6,296	$1,337,459
Kratos Defense & Security Solutions, Inc.	56,465	761,148
L3Harris Technologies, Inc.	6,710	1,316,771
Spirit AeroSystems Holdings, Inc. - Class A	25,558	882,518
		4,297,896
Air Freight & Logistics - 0.55%
GXO Logistics, Inc.	15,529	783,593

Automobile Components - 1.40%
Aptiv PLC (b)	11,511	1,291,419
Gentherm, Inc.	11,575	699,362
		1,990,781
Broadline Retail - 1.87%
Amazon.com, Inc.	12,772	1,319,220
Global-e Online, Ltd. (b)	41,630	1,341,735
		2,660,955
Building Products - 1.05%
The AZEK Co., Inc.	39,307	925,287
Zurn Elkay Water Solutions Corp.	26,328	562,366
		1,487,653
Capital Markets - 7.20%
Blackstone, Inc.	16,486	1,448,130
Brookfield Corp. - Class A (b)	53,354	1,738,807
CME Group, Inc. - Class A	8,347	1,598,617
Intercontinental Exchange, Inc.	16,402	1,710,565
KKR & Co., Inc.	28,819	1,513,574

	Shares	Fair Value
Capital Markets - 7.20% (continued)
S&P Global, Inc.	3,552	$1,224,623
Tradeweb Markets, Inc. - Class A	12,818	1,012,878
		10,247,194
Chemicals - 3.99%
Diversey Holdings, Ltd.	97,832	791,461
Ecolab, Inc.	6,334	1,048,467
International Flavors & Fragrances, Inc.	10,133	931,831
PPG Industries, Inc.	11,543	1,541,914
The Sherwin-Williams Co.	6,037	1,356,936
		5,670,609
Commercial Services & Supplies - 1.11%
Casella Waste Systems, Inc. - Class A	9,515	786,510
Driven Brands Holdings, Inc.	26,340	798,365
		1,584,875
Containers & Packaging - 1.64%
Ball Corp.	29,007	1,598,576
Crown Holdings, Inc.	8,619	712,877
		2,311,453
Diversified Consumer Services - 0.28%
Coursera, Inc.	34,752	400,343

Diversified REITs - 0.44%
iStar, Inc.	21,533	632,424

Electrical Equipment - 1.04%
Ballard Power Systems, Inc. (b)	123,855	689,873
Vertiv Holdings Co.	54,972	786,649
		1,476,522

Leuthold Grizzly Short Fund

Schedule of Investments Sold Short - (a) (continued)

March 31, 2023 (Unaudited)

28	Leuthold Funds - 2023 Semi-Annual Report	See Notes to the Financial Statements.

	Shares	Fair Value
COMMON STOCKS - 72.73% (continued)
Electronic Equipment, Instruments & Components - 0.65%
Coherent Corp.	24,432	$930,371

Energy Equipment & Services - 1.25%
Baker Hughes Co. - Class A	61,805	1,783,692

Entertainment - 3.37%
Madison Square Garden Entertainment Corp.	17,295	1,021,616
ROBLOX Corp. - Class A	35,749	1,607,990
Spotify Technology SA (b)	16,163	2,159,700
		4,789,306
Financial Services - 0.56%
Block, Inc.	11,517	790,642

Food Products - 0.54%
J & J Snack Foods Corp.	5,196	770,151

Health Care Equipment & Supplies - 7.77%
Alcon, Inc. (b)	25,021	1,764,981
Align Technology, Inc.	5,086	1,699,436
ICU Medical, Inc.	5,636	929,715
IDEXX Laboratories, Inc.	3,151	1,575,752
Intuitive Surgical, Inc.	6,561	1,676,139
ResMed, Inc.	8,295	1,816,522
Stryker Corp.	5,545	1,582,931
		11,045,476
Health Care Providers & Services - 0.55%
R1 RCM, Inc.	52,235	783,525

	Shares	Fair Value
Health Care Technology - 1.29%
Veeva Systems, Inc. - Class A	10,010	$1,839,738

Hotels, Restaurants & Leisure - 5.14%
Airbnb, Inc. - Class A	12,119	1,507,603
Caesars Entertainment, Inc.	18,538	904,840
Carnival Corp.	76,227	773,704
DoorDash, Inc. - Class A	13,310	845,984
DraftKings, Inc. - Class A	70,870	1,372,043
Norwegian Cruise Line Holdings, Ltd.	43,533	585,519
Royal Caribbean Cruises, Ltd.	20,330	1,327,549
		7,317,242
Household Durables - 0.67%
Sonos, Inc.	48,321	948,058

Household Products - 2.18%
Church & Dwight Co., Inc.	17,625	1,558,226
The Clorox Co.	9,764	1,545,056
		3,103,282
Insurance - 1.08%
Brown & Brown, Inc.	26,717	1,534,090

IT Services - 1.11%
Cloudflare, Inc. - Class A	10,695	659,454
MongoDB, Inc.	3,953	921,523
		1,580,977
Life Sciences Tools & Services - 1.38%
Illumina, Inc.	3,604	838,110
Pacific Biosciences of California, Inc.	97,262	1,126,294
		1,964,404

Leuthold Grizzly Short Fund

Schedule of Investments Sold Short - (a) (continued)

March 31, 2023 (Unaudited)

See Notes to the Financial Statements.	Leuthold Funds - 2023 Semi-Annual Report	29

	Shares	Fair Value
COMMON STOCKS - 72.73% (continued)
Machinery - 0.48%
Flowserve Corp.	20,058	$681,972

Metals & Mining - 3.24%
Agnico Eagle Mines, Ltd. (b)	29,006	1,478,436
Alcoa Corp.	15,264	649,636
Newmont Corp.	33,626	1,648,346
Royal Gold, Inc.	6,367	825,864
		4,602,282
Multi-Utilities - 0.99%
Dominion Energy, Inc.	25,079	1,402,167

Oil, Gas & Consumable Fuels - 0.58%
Cameco Corp. (b)	31,685	829,196

Passenger Airlines - 1.84%
Allegiant Travel Co.	7,227	664,739
American Airlines Group, Inc.	43,494	641,537
Southwest Airlines Co.	40,304	1,311,492
		2,617,768
Personal Care Products - 1.00%
The Estee Lauder Companies, Inc. - Class A	5,784	1,425,525

Professional Services - 2.60%
Equifax, Inc.	8,774	1,779,718
Planet Labs PBC	159,086	625,208
TransUnion	20,809	1,293,071
		3,697,997

	Shares	Fair Value
Real Estate Investment Trusts (REITs) - 2.48%
Prologis, Inc.	11,025	$1,375,589
Rexford Industrial Realty, Inc.	11,323	675,417
Welltower, Inc.	20,679	1,482,477
		3,533,483
Real Estate Management & Development - 0.53%
Colliers International Group, Inc. (b)	7,124	751,938

Semiconductors & Semiconductor Equipment - 3.31%
Advanced Micro Devices, Inc.	21,559	2,112,998
Entegris, Inc.	8,703	713,733
NVIDIA Corp.	6,787	1,885,225
		4,711,956
Software - 2.71%
Atlassian Corp. - Class A (b)	8,269	1,415,405
Datadog, Inc. - Class A	8,800	639,408
Guidewire Software, Inc.	6,011	493,203
Procore Technologies, Inc.	20,867	1,306,900
		3,854,916
Specialty Retail - 0.78%
Floor & Decor Holdings, Inc. - Class A	11,323	1,112,145

Water Utilities - 1.06%
American Water Works Co., Inc.	10,288	1,507,089

TOTAL COMMON STOCKS (Proceeds $102,364,940)		$103,453,686

Leuthold Grizzly Short Fund

Schedule of Investments Sold Short - (a) (continued)

March 31, 2023 (Unaudited)

30	Leuthold Funds - 2023 Semi-Annual Report	See Notes to the Financial Statements.

	Shares	Fair Value
INVESTMENT COMPANIES - 26.12%
Exchange Traded Funds - 26.12%
Consumer Discretionary Select Sector SPDR Fund	11,537	$1,725,243
Consumer Staples Select Sector SPDR Fund	78,039	5,830,294
Financial Select Sector SPDR Fund	146,346	4,705,024
Invesco QQQ Trust Series 1	18,648	5,984,703
iShares Expanded Tech-Software Sector ETF	9,442	2,876,977
Real Estate Select Sector SPDR Fund	112,726	4,213,698
SPDR S&P 500 ETF Trust	18,435	7,547,105
Utilities Select Sector SPDR Fund	63,066	4,268,937
TOTAL INVESTMENT COMPANIES (Proceeds $38,188,930)		$37,151,981
TOTAL SECURITIES SOLD SHORT
(Proceeds $140,553,870) - 98.85%		$140,605,667

Percentages are stated as a percent of net assets.

(a)Non-income producing security.

(b)Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core ETF

Schedule of Investments

March 31, 2023 (Unaudited)

See Notes to the Financial Statements.	Leuthold Funds - 2023 Semi-Annual Report	31

	Shares	Fair Value
INVESTMENT COMPANIES - 85.85%
Exchange Traded Funds - 85.85%
Communication Services Select Sector SPDR Fund	44,721	$2,592,476
Direxion Daily S&P 500 Bear 1x Shares	199,994	3,097,907
Fidelity MSCI Energy Index ETF	129,053	2,895,949
Health Care Select Sector SPDR Fund	12,504	1,618,768
Industrial Select Sector SPDR Fund	26,397	2,670,849
Invesco CurrencyShares Euro Currency Trust	10,125	1,014,424
Invesco CurrencyShares Japanese Yen Trust (a)	11,633	815,873
iShares 1-3 Year Treasury Bond ETF	86,073	7,071,758
iShares 7-10 Year Treasury Bond ETF	8,924	884,547
iShares 20+ Year Treasury Bond ETF	5,062	538,445
iShares Gold Trust (a)	35,441	1,324,430
iShares JP Morgan USD Emerging Markets Bond ETF	3,795	327,433
iShares MBS ETF	8,857	839,024
iShares MSCI Global Metals & Mining Producers ETF	25,702	1,097,989
iShares U.S. Healthcare Providers ETF	9,090	2,247,139

	Shares	Fair Value
Exchange Traded Funds - 85.85% (continued)
iShares U.S. Home Construction ETF	35,427	$2,490,164
iShares U.S. Insurance ETF	24,312	2,081,593
iShares US Transportation ETF	4,168	949,637
SPDR Bloomberg International Corporate Bond ETF	34,064	972,187
SPDR Bloomberg International Treasury Bond ETF	89,872	2,077,841
SPDR Bloomberg Short-Term High Yield Bond ETF	17,719	440,140
SPDR S&P Homebuilders ETF	10,420	706,059
SPDR S&P Metals & Mining ETF	14,587	775,445
SPDR S&P Retail ETF	47,167	2,991,331
SPDR S&P Semiconductor ETF	5,557	1,159,301
SPDR S&P Software & Services ETF	5,746	707,160
Technology Select Sector SPDR Fund	64,852	9,793,300
VanEck J.P. Morgan EM Local Currency Bond ETF	24,839	627,185
Vanguard Short-Term Inflation-Protected Securities ETF	13,597	650,209
TOTAL INVESTMENT COMPANIES (Cost $52,528,122)		$55,458,563

Leuthold Core ETF

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

32	Leuthold Funds - 2023 Semi-Annual Report	See Notes to the Financial Statements.

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 14.18%
Money Market Fund - 14.18%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 4.720% (b)	9,158,154	$9,158,154
TOTAL SHORT-TERM INVESTMENTS (Cost $9,158,154)		$9,158,154
Total Investments (Cost $61,686,276) - 100.03%		$64,616,717
Liabilities in Excess of Other Assets - (0.03)%		(17,442)
TOTAL NET ASSETS - 100.00%		$64,599,275

Percentages are stated as a percent of net assets.

(a)Non-income producing security.

(b)The rate quoted is the annualized seven-day effective yield as of March 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Funds

Statements of Assets and Liabilities

March 31, 2023 (Unaudited)

See Notes to the Financial Statements.	Leuthold Funds - 2023 Semi-Annual Report	33

	Leuthold Core Investment Fund	Leuthold Global Fund
ASSETS:
Investments, at cost	$387,455,600	$22,327,015
Investments, at fair value	491,552,736	24,230,102
Cash	30,232	—
Foreign currency (cost $0, and $31,558 respectively)	—	31,365
Receivable for Fund shares sold	368,736	1,532
Receivable for investments sold	5,217,601	—
Collateral at broker for securities sold short	79,076,569	4,296,535
Tri-party collateral held at custodian	9,000,001	500,001
Interest receivable	634,598	32,244
Dividends receivable	476,523	96,018
Other assets	282,723	37,738
Total Assets	586,639,719	29,225,535

LIABILITIES:
Securities sold short, at fair value (proceeds $68,353,418, and $3,776,478 respectively)	68,853,108	3,734,412
Payable for investments purchased	4,203,096	107,252
Payable for Fund shares redeemed	1,043,861	32,814
Payable to Adviser	391,947	13,772
Payable to Directors	33,349	1,631
Payable for Audit Fees	28,584	10,355
Dividends payable on securities sold short	48,498	1,239
Distribution (Rule 12b-1) fees payable	—	883
Shareholder servicing fees payable	39,786	—
Accrued expenses and other liabilities	288,949	37,548
Total Liabilities	74,931,178	3,939,906
NET ASSETS	$511,708,541	$25,285,629

Leuthold Funds

Statements of Assets and Liabilities (continued)

March 31, 2023 (Unaudited)

34	Leuthold Funds - 2023 Semi-Annual Report	See Notes to the Financial Statements.

	Leuthold Core Investment Fund		Leuthold Global Fund
NET ASSETS CONSIST OF:
Capital stock	$380,754,402		$23,257,024
Total distributable earnings	130,954,139		2,028,605
Total Net Assets	$511,708,541		$25,285,629

Retail Class Shares
Net assets	$242,396,783		$4,190,463
Shares outstanding (1,000,000,000 shares of $0.0001 par value authorized)	12,003,618		471,756
Net Asset Value, Redemption Price, and Offering Price Per Share	$20.19	*	$8.88	*
Institutional Class Shares
Net assets	269,311,758		21,095,166
Shares outstanding (1,000,000,000 shares of $0.0001 par value authorized)	13,271,652		2,335,917
Net Asset Value, Redemption Price, and Offering Price Per Share	$20.29	*	$9.03	*

*Redemption price may differ from NAV if redemption fee is applied.

Leuthold Funds

Statements of Assets and Liabilities (continued)

March 31, 2023 (Unaudited)

See Notes to the Financial Statements.	Leuthold Funds - 2023 Semi-Annual Report	35

	Leuthold Select Industries Fund	Leuthold Grizzly Short Fund	Leuthold Core ETF
ASSETS:
Investments, at cost	$9,154,548	$110,319,196	$61,686,276
Investments, at fair value	12,807,801	110,319,196	64,616,717
Cash	1,282	—	—
Receivable for Fund shares sold	3,471	209,111	—
Collateral at broker for securities sold short	—	158,823,070	—
Tri-party collateral held at custodian	—	22,000,001	—
Interest receivable	213	463,754	29,546
Dividends receivable	18,840	—	—
Other assets	10,724	537,606	8,383
Total Assets	12,842,331	292,352,738	64,654,646

LIABILITIES:
Securities sold short, at fair value (proceeds $0, $140,553,870, and $0 respectively)	—	140,605,667	—
Payable for investments purchased	—	8,546,268	—
Payable for Fund shares redeemed	9,823	566,894	—
Payable to Adviser	758	153,638	15,079
Payable to Custodian	3,850	3,003	1,160
Payable to Directors	922	7,170	4,272
Payable for Audit Fees	9,617	10,350	6,903
Dividends payable on securities sold short	—	97,523	—
Shareholder servicing fees payable	2,309	12,417	—
Accrued expenses and other liabilities	17,083	108,832	27,957
Total Liabilities	44,362	150,111,762	55,371
NET ASSETS	$12,797,969	$142,240,976	$64,599,275

Leuthold Funds

Statements of Assets and Liabilities (continued)

March 31, 2023 (Unaudited)

36	Leuthold Funds - 2023 Semi-Annual Report	See Notes to the Financial Statements.

	Leuthold Select Industries Fund		Leuthold Grizzly Short Fund	Leuthold Core ETF
NET ASSETS CONSIST OF:
Capital stock	$8,899,585		$502,991,296	$62,352,618
Total distributable earnings	3,898,384		(360,750,320)	2,246,657
Total Net Assets	$12,797,969		$142,240,976	$64,599,275

Retail Class Shares
Net assets	$12,797,969		$142,240,976	$64,599,275
Shares outstanding (1,000,000,000 shares of $0.0001 par value authorized)	413,178		18,879,396	2,175,000
Net Asset Value, Redemption Price, and Offering Price Per Share	$30.97	*	$7.53	$29.70

*Redemption price may differ from NAV if redemption fee is applied.

Leuthold Funds

Statements of Operations

For the Six Months Ended March 31, 2023 (Unaudited)

See Notes to the Financial Statements.	Leuthold Funds - 2023 Semi-Annual Report	37

	Leuthold Core Investment Fund	Leuthold Global Fund
INVESTMENT INCOME:
Dividend income (net of foreign taxes withheld of $65,938 and $23,627 respectively)	$5,761,037	$402,153
Interest income	1,833,552	101,576
Total investment income	7,594,589	503,729

EXPENSES:
Investment advisory fees (Note 3)	2,326,917	115,163
Administration fees	133,606	14,373
Transfer agent fees (Note 5)	155,830	21,793
Legal fees	47,134	7,225
Audit fees	40,130	10,139
Fund accounting fees	49,022	7,096
Custody fees	23,548	6,321
Shareholder servicing fees - Retail Class (Note 5)	121,464	—
Registration fees	22,765	18,330
Report to shareholders	68,807	3,212
Directors’ fees	68,387	3,351
Distribution (Rule 12b-1) fees - Retail Class (Note 4)	—	5,594
Other	31,646	6,132
Total expenses before dividends and interest on securities sold short and reimbursement from Adviser	3,089,256	218,729
Dividends on securities sold short	377,836	25,386
Reimbursement and/or recoupment from Adviser (Note 3)	—	(5,476)
Total expenses	3,467,092	238,639
NET INVESTMENT INCOME	$4,127,497	$265,090

Leuthold Funds

Statements of Operations (continued)

For the Six Months Ended March 31, 2023 (Unaudited)

38	Leuthold Funds - 2023 Semi-Annual Report	See Notes to the Financial Statements.

	Leuthold Core Investment Fund	Leuthold Global Fund
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, INVESTMENT COMPANIES, SECURITIES SOLD SHORT AND FOREIGN CURRENCY AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments	$24,284,146	$287,367
Investment companies	100,361	2,263
Securities sold short	3,152,510	13,131
Foreign currency and foreign currency translation	(628,546)	(8,318)
Net unrealized appreciation (depreciation) during the period on:
Investments	26,943,342	1,940,273
Investment companies	4,423,626	200,149
Securities sold short	(22,740,600)	(968,146)
Foreign currency and foreign currency translation	1,983,593	451,921
Net realized and unrealized gain on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	37,518,432	1,918,640
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,645,929	$2,183,730

Leuthold Funds

Statements of Operations (continued)

For the Six Months Ended March 31, 2023 (Unaudited)

See Notes to the Financial Statements.	Leuthold Funds - 2023 Semi-Annual Report	39

	Leuthold Select Industries Fund	Leuthold Grizzly Short Fund	Leuthold Core ETF
INVESTMENT INCOME:
Dividend income (net of foreign taxes withheld of $2,680, $0 and $0, respectively)	$146,150	$2,344,480	$678,141
Interest income	—	3,105,291	—
Total investment income	146,150	5,449,771	678,141

EXPENSES:
Investment advisory fees (Note 3)	66,776	1,035,715	143,526
Administration fees	9,813	53,572	20,341
Transfer agent fees (Note 5)	7,658	86,716	14,428
Legal fees	1,258	10,810	2,186
Audit fees	1,264	11,992	5,960
Fund accounting fees	2,679	17,611	5,463
Custody fees	9,581	7,445	2,389
Shareholder servicing fees - Retail Class (Note 5)	7,194	31,692	—
Registration fees	11,546	37,821	—
Report to shareholders	3,003	26,473	2,766
Directors’ fees	1,782	20,395	8,404
Other	1,376	7,913	7,431
Total expenses before dividends and interest on securities sold short and reimbursement from Adviser	123,930	1,348,155	212,894
Dividends on securities sold short	—	791,267	—
Reimbursement from Adviser (Note 3)	(23,767)	—	(26,310)
Total expenses	100,163	2,139,422	186,584
NET INVESTMENT INCOME	$45,987	$3,310,349	$491,557

Leuthold Funds

Statements of Operations (continued)

For the Six Months Ended March 31, 2023 (Unaudited)

40	Leuthold Funds - 2023 Semi-Annual Report	See Notes to the Financial Statements.

	Leuthold Select Industries Fund	Leuthold Grizzly Short Fund	Leuthold Core ETF
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, INVESTMENT COMPANIES, SECURITIES SOLD SHORT, FOREIGN CURRENCY AND FOREIGN CURRENCY TRANSLATION
Net realized gain (loss) on:
Investments	$631,692	$—	$—
Investment companies	—	—	(628,227)
Securities sold short	—	(5,488,356)	—
Foreign currency and foreign currency translation	2	—	—
Net unrealized appreciation (depreciation) during the period on:
Investments	1,356,817	—	—
Investment companies	—	—	4,450,813
Securities sold short	—	(33,471,576)	—
Foreign currency and foreign currency translation	31	—	—
Net realized and unrealized gain (loss) on investments, investment companies, securities sold short, foreign currency and foreign currency translation	1,988,542	(38,959,932)	3,822,586
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,034,529	$(35,649,583)	$4,314,143

Leuthold Core Investment Fund

Statements of Changes in Net Assets

See Notes to the Financial Statements.	Leuthold Funds - 2023 Semi-Annual Report	41

	Six-Months Ended March 31, 2023	Year Ended September 30, 2022
	(Unaudited)
OPERATIONS:
Net investment income	$4,127,497	$2,136,301
Net realized gain on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	26,908,471	39,002,557
Net unrealized appreciation (depreciation) on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	10,609,961	(85,832,026)
Net increase (decrease) in net assets from operations	41,645,929	(44,693,168)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions - Retail Class	(17,654,253)	(14,084,217)
Distributions - Institutional Class	(19,290,367)	(15,293,237)
Total distributions	(36,944,620)	(29,377,454)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	14,470,242	38,988,776
Proceeds from shares sold - Institutional Class	18,585,750	38,641,336
Proceeds from shares issued to holders in reinvestment of dividends - Retail Class	17,102,126	13,618,622
Proceeds from shares issued to holders in reinvestment of dividends - Institutional Class	16,864,883	13,981,488
Cost of shares redeemed - Retail Class*	(39,246,536)	(55,984,139)
Cost of shares redeemed - Institutional Class**	(27,287,349)	(61,157,188)
Net decrease in net assets from capital share transactions	489,116	(11,911,105)

TOTAL INCREASE (DECREASE) IN NET ASSETS:	5,190,425	(85,981,727)
NET ASSETS
Beginning of period	506,518,116	592,499,843
End of period	$511,708,541	$506,518,116

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	710,674	1,778,266
Shares sold - Institutional Class	910,476	1,758,663
Shares issued to holders in reinvestment of dividends - Retail Class	854,297	592,865
Shares issued to holders in reinvestment of dividends - Institutional Class	838,323	606,572
Shares redeemed - Retail Class	(1,930,359)	(2,527,323)
Shares redeemed - Institutional Class	(1,339,951)	(2,795,053)
Net decrease in shares outstanding	43,460	(586,010)

*Net of redemption fees of (Retail Class):	$302	$506
**Net of redemption fees of (Institutional Class):	$331	$545

Leuthold Global Fund

Statements of Changes in Net Assets

42	Leuthold Funds - 2023 Semi-Annual Report	See Notes to the Financial Statements.

	Six-Months Ended March 31, 2023	Year Ended September 30, 2022
	(Unaudited)
OPERATIONS:
Net investment income	$265,090	$344,867
Net realized income on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	294,443	903,100
Net unrealized appreciation (depreciation) on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	1,624,197	(3,964,847)
Net increase (decrease) in net assets from operations	2,183,730	(2,716,880)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions - Retail Class	(226,835)	(133,621)
Distributions - Institutional Class	(958,049)	(556,770)
Total distributions	(1,184,884)	(690,391)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	62,334	323,240
Proceeds from shares sold - Institutional Class	35,740	1,188,686
Proceeds from shares issued to holders in reinvestment of dividends - Retail Class	217,167	129,235
Proceeds from shares issued to holders in reinvestment of dividends - Institutional Class	933,461	543,325
Cost of shares redeemed - Retail Class	(864,888)	(879,551)
Cost of shares redeemed - Institutional Class	(847,129)	(1,776,789)
Net decrease in net assets from capital share transactions	(463,315)	(471,854)

TOTAL INCREASE (DECREASE) IN NET ASSETS:	535,531	(3,879,125)
NET ASSETS
Beginning of period	24,750,098	28,629,223
End of period	$25,285,629	$24,750,098

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	6,978	32,875
Shares sold - Institutional Class	3,983	123,653
Shares issued to holders in reinvestment of dividends - Retail Class	24,595	13,330
Shares issued to holders in reinvestment of dividends - Institutional Class	104,056	55,426
Shares redeemed - Retail Class	(98,774)	(92,421)
Shares redeemed - Institutional Class	(94,344)	(182,786)
Net decrease in shares outstanding	(53,506)	(49,923)

Leuthold Select Industries Fund

Statements of Changes in Net Assets

See Notes to the Financial Statements.	Leuthold Funds - 2023 Semi-Annual Report	43

	Six-Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
OPERATIONS:
Net investment income	$45,987	$43,409
Net realized gain (loss) on investments	631,694	(21,681)
Net unrealized appreciation (depreciation) on investments	1,356,848	(2,416,602)
Net increase (decrease) in net assets from operations	2,034,529	(2,394,874)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions - Retail Class	(192,980)	(1,014,130)
Total distributions	(192,980)	(1,014,130)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,149,142	9,700,273
Proceeds from shares issued to holders in reinvestment of dividends	191,147	998,785
Cost of shares redeemed	(4,348,691)	(10,065,836)
Net increase (decrease) in net assets from capital share transactions	(1,008,402)	633,222

TOTAL INCREASE (DECREASE) IN NET ASSETS:	833,147	(2,775,782)
NET ASSETS
Beginning of period	11,964,822	14,740,604
End of period	$12,797,969	$11,964,822

CHANGES IN SHARES OUTSTANDING:
Shares sold	101,868	305,990
Shares issued to holders in reinvestment of dividends	6,371	28,910
Shares redeemed	(143,338)	(322,088)
Net increase (decrease) in shares outstanding	(35,099)	12,812

Leuthold Grizzly Short Fund

Statements of Changes in Net Assets

44	Leuthold Funds - 2023 Semi-Annual Report	See Notes to the Financial Statements.

	Six-Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
OPERATIONS:
Net investment gain (loss)	$3,310,349	$(1,218,185)
Net realized loss on securities sold short and foreign currency and foreign currency translation	(5,488,356)	(6,334,884)
Net unrealized appreciation (depreciation) on securities sold short and foreign currency and foreign currency translation	(33,471,576)	31,739,792
Net increase (decrease) in net assets from operations	(35,649,583)	24,186,723

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions - Retail	(2,052,155)	—
Total distributions	(2,052,155)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	165,469,825	396,485,400
Proceeds from shares issued to holders in reinvestment of dividends	1,708,688	—
Cost of shares redeemed	(184,619,476)	(283,985,342)
Net increase (decrease) in net assets from capital share transactions	(17,440,963)	112,500,058

TOTAL INCREASE (DECREASE) IN NET ASSETS:	(55,142,701)	136,686,781
NET ASSETS
Beginning of period	197,383,677	60,696,896
End of period	$142,240,976	$197,383,677

CHANGES IN SHARES OUTSTANDING:
Shares sold	19,647,430	48,154,768
Shares issued to holders in reinvestment of dividends	218,223	—
Shares redeemed	(22,334,947)	(35,300,078)
Net increase (decrease) in shares outstanding	(2,469,294)	12,854,690

Leuthold Core ETF

Statements of Changes in Net Assets

See Notes to the Financial Statements.	Leuthold Funds - 2023 Semi-Annual Report	45

	Six-Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
OPERATIONS:
Net investment gain	$491,557	$196,551
Net realized gain (loss) on investments	(628,227)	443,124
Net unrealized appreciation (depreciation) on investments	4,450,813	(3,489,488)
Net increase (decrease) in net assets from operations	4,314,143	(2,849,813)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions - Retail	(438,080)	(37,005)
Total distributions	(438,080)	(37,005)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	27,147,425	26,639,227
Cost of shares redeemed	(2,165,300)	(3,041,358)
Net increase in net assets from capital share transactions	24,982,125	23,597,869

TOTAL INCREASE IN NET ASSETS:	28,858,188	20,711,051
NET ASSETS
Beginning of period	35,741,087	15,030,036
End of period	$64,599,275	$35,741,087

CHANGES IN SHARES OUTSTANDING:
Shares sold	950,000	900,000
Shares redeemed	(75,000)	(100,000)
Net increase in shares outstanding	875,000	800,000

Leuthold Funds

Notes to the Financial Statements (Unaudited)

46	Leuthold Funds - 2023 Semi-Annual Report

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Leuthold Funds, Inc. (the “Company”) was incorporated on August 30, 1995, as a Maryland Corporation and is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). In addition, the Funds are considered investment companies under, and follow the accounting and reporting guidance in, Accounting Standards Codification Topic 946 – Investment Companies. The Leuthold Group, LLC, doing business as Leuthold Weeden Capital Management, is the investment adviser to the Funds (the “Adviser”). The Company consists of five series (each series a “Fund” and collectively the “Funds”):

Fund	Investment Objective	Inception – Retail Share Class	Inception – Institutional Share Class
Leuthold Core Investment Fund	Seeks total return consistent with prudent investment risk over the long-term	11/20/1995	1/31/2006
Leuthold Global Fund	Seeks total return consistent with prudent investment risk over the long-term	7/1/2008	4/30/2008
Leuthold Select Industries Fund	Capital appreciation	6/19/2000	n/a
Leuthold Grizzly Short Fund	Capital appreciation	6/19/2000	n/a
Leuthold Core ETF	Capital appreciation and income	1/6/2020	n/a

All classes of shares in a Fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.

The following is a summary of significant accounting policies consistently followed by the Funds.

a) Investment Valuation – The Funds value their investments at fair value. Securities listed on a national securities exchange (other than The NASDAQ OMX Group, Inc., referred to as “NASDAQ”) are valued at the last sale price on the day the valuation is made. Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Market, NASDAQ Global Select Market, and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities, including securities sold short, which are listed on an exchange, but which are not traded on the valuation date are generally valued at the mean between the bid and the asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price or, if unavailable, at prices provided by an independent pricing service. Securities sold short which are not listed on an exchange but for which market quotations are readily available are generally valued at the average of the current bid and asked prices. Debt securities are valued at bid prices provided by an independent pricing service that may use a matrix pricing method or other analytical pricing model. Shares of open-end investment companies (other than shares of an exchange-traded fund traded on domestic securities exchanges or on NASDAQ) are valued at one of the following prices as determined by the Adviser: (a) the net asset value announced by such open-end investment company following the close of business on

Leuthold Funds

Leuthold Funds - 2023 Semi-Annual Report	47

the business day a Fund’s net asset value is to be calculated; (b) the net asset value announced by such open-end investment company following the close of business on the business day immediately preceding the day a Fund’s net asset value is to be calculated; or (c) a value determined by the Adviser by adding to, or subtracting from, the net asset value announced by such open-end investment company following the close of business on the business day immediately preceding the day a Fund’s net asset value is to be calculated, an amount equal to the Adviser’s estimate of the effect of changes in the market prices for the types of securities held by such investment company. Other assets, including securities for which no quotations are readily available, are valued at fair value as determined in good faith by the Adviser, pursuant to fair value methodologies established by the Adviser in its capacity as the valuation designee under Rule 2a-5 of the 1940 Act.

The Funds may invest in foreign securities. Foreign securities may be priced at the closing price reported on the foreign exchange on which they are principally traded. Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange (“NYSE”). The Adviser uses an independent pricing provider’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If these events materially affect the value of portfolio securities, then these securities may be valued as determined in good faith by the Adviser. Some of the factors which may be considered by the Adviser in determining fair value are fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition, trading in similar securities of the same issuer or comparable companies, information from broker-dealers, and an evaluation of the forces that influence the market in which the securities are purchased and sold. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

b) Fair Valuation Measurements – The Funds have adopted fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Leuthold Funds

48	Leuthold Funds - 2023 Semi-Annual Report

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments and securities sold short as of March 31, 2023:

Leuthold Core Investment Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Air Freight & Logistics	$9,939,328	$—	$—	$9,939,328
Biotechnology	7,985,147	—	—	7,985,147
Chemicals	—	—	0(1)	0
Commercial Services & Supplies	9,882,810	—	—	9,882,810
Communications Equipment	3,808,129	—	—	3,808,129
Consumer Staples Distribution	3,308,294	—	—	3,308,294
Distributors	3,513,785	—	—	3,513,785
Diversified Telecommunication Services	3,224,331	—	—	3,224,331
Electronic Equipment, Instruments & Components	15,994,280	—	—	15,994,280
Entertainment	3,983,039	—	—	3,983,039
Financial Services	8,381,792	—	—	8,381,792
Health Care Providers & Services	23,395,756	—	—	23,395,756
Household Durables	24,153,737	—	—	24,153,737
Insurance	19,812,188	—	—	19,812,188
Interactive Media & Services	11,255,419	—	—	11,255,419
Machinery	12,578,609	—	—	12,578,609
Media	2,941,342	—	—	2,941,342
Metals & Mining	17,123,387	—	—	17,123,387
Oil, Gas & Consumable Fuels	22,015,118	—	—	22,015,118
Pharmaceuticals	8,570,440	—	—	8,570,440
Semiconductors & Semiconductor Equipment	28,561,675	—	—	28,561,675
Software	33,615,055	—	—	33,615,055
Specialty Retail	26,765,214	—	—	26,765,214
Technology Hardware, Storage & Peripherals	10,668,535	—	—	10,668,535
Trading Companies & Distributors	9,453,722	—	—	9,453,722
Total Common Stocks	320,931,132	—	—	320,931,132

Leuthold Funds

Leuthold Funds - 2023 Semi-Annual Report	49

Leuthold Core Investment Fund
Investments at Fair Value	Level 1	Level 2	Level 3		Total
Exchange Traded Funds	65,079,226	—	—		65,079,226
Corporate Bonds	—	4,813,418	—		4,813,418
Foreign Government Bonds	—	7,402,306	—		7,402,306
United States Treasury Obligations	—	13,508,759	—		13,508,759
Money Market Funds	79,817,895	—	—		79,817,895
Total Investments in Securities	$465,828,253	$25,724,483	$0	(1)	$491,552,736

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$50,675,470	$—	$—	$50,675,470
Exchange Traded Funds	18,177,638	—	—	18,177,638.00
Total Securities Sold Short	$68,853,108	$—	$—	$68,853,108

(1)Management has determined transfers into/out of level 3 and the value of level 3 investments at period end to be immaterial to the Fund.

Leuthold Global Fund
Investments at Fair Value	Level 1	Level 2	Level 3		Total
Common Stocks
Air Freight & Logistics	$162,685	$330,642	$—		$493,327
Banks	434,865	334,256	—		769,121
Capital Markets	1,102,123	278,621	—		1,380,744
Consumer Staples Distribution	130,929	254,062	—		384,991
Distributors	110,739	—	—		110,739
Health Care Providers & Services	438,505	—	—		438,505
Household Durables	932,844	212,192	—		1,145,036
Insurance	846,194	877,965	—		1,724,159
Marine Transportation	143,709	224,994	—		368,703
Metals & Mining	1,074,077	557,609	—		1,631,686
Oil, Gas & Consumable Fuels	1,761,555	432,917	—		2,194,472
Paper & Forest Products	—	—	0	(1)	—
Pharmaceuticals	930,430	159,824	—		1,090,254
Semiconductors & Semiconductor Equipment	1,140,827	698,835	—		1,839,662
Textiles, Apparel & Luxury Goods	298,215	693,861	—		992,076
Tobacco	308,191	311,924	—		620,115
Trading Companies & Distributors	452,109	284,918	—		737,027
Total Common Stocks	10,267,997	5,652,620	—		15,920,617

Leuthold Funds

50	Leuthold Funds - 2023 Semi-Annual Report

Leuthold Global Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Preferred Stocks	$78,600	$—	$—	$78,600
Exchange Traded Funds	2,758,566	—	—	2,758,566
Corporate Bonds	—	491,806	—	491,806
Foreign Government Bonds	—	366,624	—	366,624
United States Treasury Obligations	—	726,864	—	726,864
Money Market Funds	3,887,025	—	—	3,887,025
Total Investments in Securities	$16,992,188	$7,237,914	$0	$24,230,102

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$1,290,280	$—	$—	$1,290,280
Exchange Traded Funds	2,444,132	—	—	2,444,132
Total Securities Sold Short	$3,734,412	$—	$—	$3,734,412

(1)Management has determined transfers into/out of level 3 and the value of level 3 investments at period end to be immaterial to the Fund.

Leuthold Select Industries Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$12,743,806	$—	$—	$12,743,806
Money Market Funds	63,995	—	—	63,995
Total Investments in Securities	$12,807,801	$—	$—	$12,807,801

The Fund did not invest in any Level 3 securities during the period.

Leuthold Grizzly Short Fund
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Money Market Funds	$110,319,196	$—	$—	$110,319,196
Total Investments in Securities	$110,319,196	$—	$—	$110,319,196

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$103,453,686	$—	$—	$103,453,686
Exchange Traded Funds	37,151,981	—	—	37,151,981
Total Securities Sold Short	$140,605,667	$—	$—	$140,605,667

The Fund did not invest in any Level 3 securities during the period.

Leuthold Core ETF
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$55,458,563	$—	$—	$55,458,563
Money Market Funds	9,158,154	—	—	9,158,154
Total Investments in Securities	$64,616,717	$—	$—	$64,616,717

The Fund did not invest in any Level 3 securities during the period.

Leuthold Funds

Leuthold Funds - 2023 Semi-Annual Report	51

For further information regarding security characteristics, see the Schedules of Investments and Schedules of Securities Sold Short.

c) Federal Income Taxes – Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes. The Funds also designate as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

The tax character of distributions paid during the fiscal years ended September 30, 2022 and 2021 was as follows:

Year Ended September 30, 2022
	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Grizzly Short Fund	Leuthold Core ETF
Distributions paid from:
Ordinary Income	$—	$313,965	$72,860	$—	$37,005
Long Term Capital Gain*	29,377,454	376,426	941,270	—	—
Total Distributions Paid	$29,377,454	$690,391	$1,014,130	$—	$37,005

Year Ended September 30, 2021

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Grizzly Short Fund	Leuthold Core ETF
Distributions paid from:
Ordinary Income	$—	$49,806	$193,269	$—	$78,856
Long Term Capital Gain*	678,825	8,999	440,286	—	—
Total Distributions Paid	$678,825	$58,805	$633,555	$—	$78,856

*The funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or 0-percent rate, depending on the shareholder’s taxable income).

Leuthold Funds

52	Leuthold Funds - 2023 Semi-Annual Report

At September 30, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Grizzly Short Fund	Leuthold Core ETF
Undistributed Ordinary Income	$—	$—	$—	$—	$163,699
Undistributed long-term gains	35,175,465	931,844	—	—	—
Distributable earnings	35,175,465	931,844	—	—	163,699
Capital loss carryover and late-year losses	(1,111,621)	(131,451)	(10,363)	(601,991)	—
Other accumulated gains (losses)	—	—	—	(348,695,016)	(12,222)
Unrealized appreciation (depreciation)	92,188,986	229,366	2,067,198	26,248,425	(1,780,883)
Total accumulated earnings (deficit)	$126,252,830	$1,029,759	$2,056,835	$(323,048,582)	$(1,629,406)

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. These differences are primarily due to partnership adjustments, securities sold short, earnings and profits distributed to shareholders on the redemption of shares, net operating losses, realized gain on redemptions in kind, and expiration of capital losses.

Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2022, the following table shows the reclassifications made:

	Distributable Earnings	Paid In Capital
Leuthold Core Investment Fund	$(6,657,866)	$6,657,866
Leuthold Global Fund	(48,362)	48,362
Leuthold Select Industries Fund	—	—
Leuthold Grizzly Short Fund	1,691,178	(1,691,178)
Leuthold Core ETF	(466,728)	466,728

Under current law, the Funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Capital losses realized will carry forward retaining their classification as long-term or short-term losses.

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Grizzly Short Fund	Leuthold Core ETF
Unlimited Short-Term	$—	$—	$—	$(348,695,016)	$(12,222)
Unlimited Long-Term	—	—	—	—	—

Leuthold Funds

Leuthold Funds - 2023 Semi-Annual Report	53

The Leuthold Core Investment Fund, Leuthold Global Fund, and Leuthold Grizzly Short Fund intend to defer and treat $1,111,621, $131,451, and $601,991, respectively, of qualified late-year losses incurred during the fiscal year ended September 30, 2022 as arising on the first day of the fiscal year ending September 30, 2023. The Leuthold Select Industries Fund had post-October losses of $10,363.

As of March 31, 2023, the Funds had no tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended September 30, 2022, the Funds did not incur any interest or penalties.

d)Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Leuthold Core Investment Fund, Leuthold Global Fund, Leuthold Select Industries Fund, and Leuthold Grizzly Short Fund, and are declared and paid annually for the Leuthold Core ETF. Distributions of net realized capital gains, if any, are declared and paid at least annually.

e)Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)Basis for Consolidation for the Leuthold Core Investment Fund and Leuthold Global Fund – Leuthold Core, Ltd. and Leuthold Global, Ltd (the “Subsidiaries”) previously acted as investment vehicles in order to enter into certain investments for the Leuthold Core Investment Fund and Leuthold Global Fund, respectively. The Subsidiaries were liquidated in May 2018 and, therefore, the financial statements of these Funds are no longer consolidated.

g)Securities Sold Short – For financial statement purposes, an amount equal to the required amount of collateral to be segregated for securities sold short is included in the Statements of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, is subsequently marked-to-market to reflect the current value of the securities sold short. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities sold short. The Funds will suffer a loss if they sell a security short and the value of the security rises rather than falls; additionally, the Funds may be subject to expenses such as costs of borrowing and margin account maintenance. Since there is no maximum attainable price for a stock, short selling could result in unlimited loss. The Leuthold Core Investment Fund, Leuthold Global Fund, and Leuthold Grizzly Short Fund maintain collateral for securities sold short with one major international security dealer.

Leuthold Funds

54	Leuthold Funds - 2023 Semi-Annual Report

With regard to the cash collateral that is posted with counterparties, the Funds have established a collateral account for each respective counterparty with its custodian (the “Account”) and have entered into a tri-party agreement with the custodian and the respective counterparty regarding the transfer of assets to and from the Account.

The Adviser reviews each Account on a daily basis to ensure that the Account does not maintain a material amount of cash collateral in excess of what is required by the applicable counterparty (the amount of collateral required by such counterparty is subject to change and generally not known until the next business day, which necessitates the maintenance of a minimum amount of excess cash collateral). In the event that the excess cash collateral in an Account is equal to or in excess of the greater of the following: $250,000 or 3% of the total assets of the applicable Fund calculated at each month end; then the applicable Fund, pursuant to the tri-party agreement, will instruct the custodian to sweep such excess cash collateral into the Fund’s interest bearing account with the custodian. The amount of collateral held related to this tri-party agreement is included in the Statements of Assets and Liabilities as an asset.

h)Other – Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. The Funds utilize an identified lot approach to transactions. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Discounts and premiums on bonds are amortized using the yield to maturity method over the life of the respective bond. For financial reporting purposes, the Funds isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for realized gains and losses.

i)Foreign Taxes – To the extent certain Funds invest in foreign securities, they may be subject to foreign withholding taxes with respect to dividends or interest the Funds received from sources in foreign countries. Since certain Funds may invest in the securities of a foreign issuer, it can elect to “pass-through” foreign taxes paid by the Funds to its shareholders who, subject to certain limitations, can elect to credit such taxes against their own U.S. federal income tax liability or claim them as a credit. No assurance can be provided that the Funds can or will make such an election.

j)Expenses – Expenses that directly relate to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds, such as Directors fees and expenses, insurance expense, and legal fees are allocated between the Funds based on the relative net asset value of the individual Funds.

k)Counterparty Risk – Counterparty risk may arise as the result of the failure of a counterparty to a securities contract to comply with the terms of the contract. Potential counterparty risk is measured by the creditworthiness of the counterparty and additional risk may arise from unanticipated events affecting the value of the underlying security.

Leuthold Funds

Leuthold Funds - 2023 Semi-Annual Report	55

l)Managed Futures Strategy/Commodities Risk (Leuthold Core ETF only) – The Fund may invest in underlying investments that principally invest in the commodities markets through investment in managed futures programs. Such investments may subject an underlying investment to greater volatility than investments in traditional securities. Commodities are real assets such as oil, agriculture, livestock, industrial metals, and precious metals such as gold or silver. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including weather and natural disasters; pandemics and other global health emergencies; governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies; acts of terrorism, tariffs and U.S. and international economic, political, military and regulatory developments. The demand and supply of these commodities may also fluctuate widely based on such factors as interest rates, investors’ expectations with respect to the rate of inflation, currency exchange rates, the production and cost levels of the producers and/or forward selling by such producers, global or regional political, economic, or financial events, purchases and sales by central banks, and trading activities by hedge funds and other commodity funds. Commodity underlying investments may use derivatives, such as futures, options, and swaps, which expose them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of the trade will default).

m)Shares May Trade at Prices Other Than NAV (Leuthold Core ETF only) – As with all exchange traded funds (“ETFs”), shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s net asset value (“NAV”), there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

n)Authorized Participants, Market Makers and Liquidity Providers Concentration Risk (Leuthold Core ETF only) – The Fund has a limited number of financial institutions that may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

o)Rule 18f-4 under the 1940 Act – On October 28, 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies as Rule 18f-4 under the 1940 Act (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4 a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk

Leuthold Funds

56	Leuthold Funds - 2023 Semi-Annual Report

manager. The Leuthold Core Investment Fund, Leuthold Global Fund, and Leuthold Grizzly Short Fund have implemented a derivatives risk management program and comply with Rule 18f-4.

p)Recently Issued Accounting Pronouncements – In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact, if any, of these amendments on the financial statements.

q)Subsequent Events – In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated recognition or disclosure.

2.INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, U.S. Government securities, and securities sold short, for the six-months ended March 31, 2023 are summarized below.

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Core ETF(a)
Purchases	$133,342,913	$5,046,722	$7,033,424	$18,213,824
Sales	149,026,979	5,418,056	8,065,348	15,678,658

Purchases and sales of U.S. Government securities for the six-months ended March 31, 2023 are summarized below.

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Core ETF(a)
Purchases	$1,270,913	$125,166	$—	$—
Sales	—	—	—	—

(a)The Leuthold Core ETF’s purchases and sales exclude in-kind transactions. In-kind purchases and sales as of March 31, 2023 were $22,184,874 and $1,833,945, respectively. During the six-months ended March 31, 2023, the Fund realized $29,369 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated earnings to paid-in capital.

There were no purchases or sales of investment securities in the Leuthold Grizzly Short Fund because this Fund invests only in securities sold short.

Leuthold Funds

Leuthold Funds - 2023 Semi-Annual Report	57

At September 30, 2022, gross unrealized appreciation and depreciation of investments and securities sold short and cost of investments and cost of securities sold short for tax purposes were as follows:

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Grizzly Short Fund	Leuthold Core ETF
Tax cost of investments	$283,282,495	$17,808,435	$9,837,545	$(58,208,433)	$37,555,954
Unrealized appreciation	109,165,358	3,289,469	2,766,258	33,747,078	1,030,993
Unrealized depreciation	(16,976,372)	(3,060,103)	(699,060)	(7,498,653)	(2,811,876)
Net unrealized appreciation	$92,188,986	$229,366	$2,067,198	$26,248,425	$(1,780,883)

The differences between book and tax basis of unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales and passive foreign investment company transactions.

3.INVESTMENT ADVISORY AND OTHER AGREEMENTS

Each of the Funds has entered into an Investment Advisory Agreement (“advisory agreement”) with the Adviser. Pursuant to its advisory agreement with the Funds, the Adviser is entitled to receive a fee, calculated daily as applied to each Fund’s average daily net assets and payable monthly, at annual rates of:

Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Grizzly Short Fund	Leuthold Core ETF
0.90%	0.90%	1.00%	1.25%	0.50%

The Adviser has agreed to waive its advisory fee and/or reimburse the Funds’ other expenses, to the extent necessary to ensure that the Funds’ total operating expenses (exclusive of interest, taxes, brokerage commissions, dividends, interest on securities sold short, acquired fund fees and expenses, and extraordinary items) do not exceed the following rates, based on each Fund’s average daily net assets:

Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Grizzly Short Fund	Leuthold Core ETF
1.25%	1.85%	1.50%	2.50%	0.65%

Any waiver or reimbursement is subject to later adjustments to allow the Adviser to recoup amounts previously waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation, provided, however, that the recoupment period for the Adviser is limited to three years from the time the expenses were waived or incurred and is limited to the lesser of (1) the expense cap in effect at the time of the waiver, and (2) the expense cap in effect at the time of recapture.

Leuthold Funds

58	Leuthold Funds - 2023 Semi-Annual Report

Amounts subject to future recoupment as of March 31, 2023 are as follows:

Leuthold Global Fund
Year of Expiration	Recoverable Amount
9/30/2026	$5,476

Leuthold Select Industries Fund
Year of Expiration	Recoverable Amount
9/30/2023	$45,631
9/30/2024	61,596
9/30/2025	54,459
9/30/2026	26,691

Leuthold Core ETF
Year of Expiration	Recoverable Amount
9/30/2023	$93,777
9/30/2024	109,766
9/30/2025	75,400
9/30/2026	26,310

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds. A director and officers of the Company are also officers of the Adviser.

4.DISTRIBUTION PLAN

The Leuthold Global Fund – Retail Class has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, whereby Compass Distributors, LLC serves as distributor. This plan allows the Fund to use up to 0.25% of its average daily net assets to pay sales, distribution, and other fees for the sale of its shares and for services provided to investors. The Fund may pay all or a portion of this fee to any securities dealer, financial institution, or any other person who renders personal service to the Fund’s shareholders, assists in the maintenance of the Fund’s shareholder accounts, or who renders assistance in distributing or promoting the sale of shares of the Fund pursuant to a written agreement approved by the Directors. To the extent such fee is not paid to such persons, the Fund may use the fee for its expenses of distribution of its shares, including, but not limited to, payment by the Fund of the cost of preparing, printing, and distributing Prospectuses and Statements of Additional Information to prospective investors and of implementing and operating the plan.

5.SUB-TRANSFER AGENT AND SHAREHOLDER SERVICING FEE PLANS

The Funds are permitted to pay sub-transfer agent fees for various platform agreement not to exceed 0.15% of the Funds’ average daily net assets. In addition, the Retail Class shares of the Leuthold Core Investment Fund, Leuthold Select Industries Fund, and Leuthold Grizzly Short Fund have adopted a Shareholder Servicing Fee Plan not to exceed 0.15% of these Funds’ Retail Class shares average daily net assets. These fees are used to finance certain activities related to servicing and maintaining shareholder accounts. Sub-transfer agent and shareholder servicing fees incurred by the Funds are disclosed in the Statements of Operations.

Leuthold Funds

Leuthold Funds - 2023 Semi-Annual Report	59

6.INDEMNIFICATIONS

The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

7.ILLIQUID SECURITIES

Each Fund may invest up to 15% of net assets in illiquid investments. An “illiquid investment” is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund will take into account relevant market, trading, and investment specific consideration when determining whether an investment is an illiquid investment. The illiquidity status of an investment is generally evaluated monthly. The 15% limitation may include securities whose disposition would be subject to legal restrictions (“restricted securities”). Restricted securities often have a market value lower than the market price of unrestricted securities of the same issuer and are not readily marketable without some time delay. This could result in a fund being unable to realize a favorable price upon disposition of restricted securities and in some cases might make disposition of such securities at the time desired by the fund impossible.

8.LENDING PORTFOLIO SECURITIES

The Funds may lend portfolio securities constituting up to 30% of total assets to unaffiliated broker dealers, banks, or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash, U.S. government securities or equivalent collateral or provides an irrevocable letter of credit in favor of the Funds equal in value to at least 100% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the lending Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may receive an agreed-upon amount of interest income from the borrower who delivered equivalent collateral or provided a letter of credit. Loans are subject to termination at the option of the lending Fund or the borrower. The lending Fund may pay reasonable administrative and custodial fees in connection with a loan of portfolio securities and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The lending Fund does not have the right to vote securities on loan but could terminate the loan and regain the right to vote if that were considered important with respect to the investment.

The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower. The Funds will seek to minimize this risk by requiring that the value of the securities loaned will be computed each day and additional collateral be furnished each day if required.

As of and during the six-months ended March 31, 2023, the Funds did not engage in securities lending.

Leuthold Core Investment Fund - Retail - LCORX

Financial Highlights

60	Leuthold Funds - 2023 Semi-Annual Report	See Notes to the Financial Statements.

	Six-Months Ended March 31, 2023		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018 (Consolidated)
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$20.03		$22.91	$19.70	$18.77	$20.50	$20.54
Income (loss) from investment operations:
Net investment income (loss)(2)	0.16		0.07	0.07	0.00 (3)	0.09	0.05
Net realized and unrealized gains on investments and securities sold short	1.51		(1.80)	3.17	1.24	0.08	0.61
Total from investment operations	1.67		(1.73)	3.24	1.24	0.17	0.66

Less distributions:
From net investment income	(0.07)		—	—	(0.04)	(0.07)	(0.05)
From net realized gains	(1.44)		(1.15)	(0.03)	(0.27)	(1.83)	(0.65)
Redemption fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Total distributions	(1.51)		(1.15)	(0.03)	(0.31)	(1.90)	(0.70)
Net asset value, end of period	$20.19		$20.03	$22.91	$19.70	$18.77	$20.50

Total Return	8.41%		(8.19%)	16.44%	6.72%	1.21%	3.23%

Supplemental data and ratios:
Net assets, end of period (thousands)	$242,397		$247,766	$286,984	$276,018	$316,887	$403,095
Ratio of expenses to average net assets(4)	1.39	%(7)	1.34%	1.36%	1.34%	1.32%	1.38%
Ratio of net investment income (loss) to average net assets(5)	1.54	%(7)	0.33%	(0.31%)	0.00%	0.48%	0.26%
Portfolio turnover rate (6)	33.09%		64.62%	41.42%	60.08%	66.68%	79.00%

(1)For a share outstanding throughout the period. Rounded to the nearest cent.

(2)Net investment income (loss) per share is calculated based on average shares outstanding.

(3)Amount represents less than $0.005 per share.

(4)The ratio of expenses to average net assets includes dividends and interest on securities sold short. The expense ratios excluding dividends and interest on securities sold short were 1.25% for the six-months ended March 31, 2023, 1.16% for the year ended September 30, 2022, 1.23% for the year ended September 30, 2021, 1.20% for the year ended September 30, 2020, 1.20% for the year ended September 30, 2019, and 1.19% for the year ended September 30, 2018.

(5)The net investment income ratios include dividends and interest on securities sold short.

(6)The portfolio turnover rate excludes purchases and sales of securities sold short.

(7)Annualized.

Leuthold Core Investment Fund - Institutional - LCRIX

Financial Highlights

See Notes to the Financial Statements.	Leuthold Funds - 2023 Semi-Annual Report	61

	Six-Months Ended March 31, 2023		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018 (Consolidated)
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$20.12		$22.98	$19.74	$18.81	$20.53	$20.56
Income from investment operations:
Net investment income (loss)(2)	0.17		0.09	(0.05)	0.02	0.11	0.08
Net realized and unrealized gains on investments and securities sold short	1.51		(1.80)	3.32	1.23	0.09	0.60
Total from investment operations	1.68		(1.71)	3.27	1.25	0.20	0.68

Less distributions:
From net investment income	(0.07)		—	—	(0.05)	(0.09)	(0.06)
From net realized gains	(1.44)		(1.15)	(0.03)	(0.27)	(1.83)	(0.65)
Redemption fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Total distributions	(1.51)		(1.15)	(0.03)	(0.32)	(1.92)	(0.71)
Net asset value, end of period	$20.29		$20.12	$22.98	$19.74	$18.81	$20.53

Total Return	8.44%		(8.08%)	16.56%	6.76%	1.33%	3.35%

Supplemental data and ratios:
Net assets, end of period (thousands)	$269,312		$258,752	$305,516	$268,934	$301,387	$434,164
Ratio of expenses to average net assets(4)	1.29	%(7)	1.26%	1.26%	1.25%	1.22%	1.27%
Ratio of net investment income (loss) to average net assets(5)	1.65	%(7)	0.42%	(0.21%)	0.10%	0.58%	0.37%
Portfolio turnover rate(6)	33.09%		64.62%	41.42%	60.08%	66.68%	79.00%

(1)For a share outstanding throughout the period. Rounded to the nearest cent.

(2)Net investment income (loss) per share is calculated based on average shares outstanding.

(3)Amount represents less than $0.005 per share.

(4)The ratio of expenses to average net assets includes dividends and interest on securities sold short. The expense ratios excluding dividends and interest on securities sold short were 1.15% for the six-months ended March 31, 2023, 1.10% for the year ended September 30, 2022, 1.13% for the year ended September 30, 2021, 1.11% for the year ended September 30, 2020, 1.10% for the year ended September 30, 2019, and 1.08% for the year ended September 30, 2018.

(5)The net investment income ratios include dividends and interest on securities sold short.

(6)The portfolio turnover rate excludes purchases and sales of securities sold short.

(7)Annualized.

Leuthold Global Fund - Retail - GLBLX

Financial Highlights

62	Leuthold Funds - 2023 Semi-Annual Report	See Notes to the Financial Statements.

	Six-Months Ended March 31, 2023		Year Ended September 30, 2022	Year Ended September 30, 2021		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018 (Consolidated)
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$8.55		$9.72	$8.24		$8.09	$9.11	$10.05
Income (loss) from investment operations:
Net investment income (loss)(2)	0.08		0.11	(0.05)		0.00 (3)	0.02	0.03
Net realized and unrealized gains (losses) on investments and securities sold short	0.67		(1.05)	1.53		0.21	(0.39)	(0.07)
Total from investment operations	0.75		(0.94)	1.48		0.21	(0.37)	(0.04)

Less distributions:
From net investment income	(0.09)		(0.04)	(0.00	)(3)	(0.06)	(0.01)	(0.02)
From net realized gains	(0.33)		(0.19)	—		—	(0.64)	(0.88)
Redemption fees	—		—	—		—	0.00 (3)	0.00 (3)
Total distributions	(0.42)		(0.23)	—		(0.06)	(0.65)	(0.90)
Net asset value, end of period	$8.88		$8.55	$9.72		$8.24	$8.09	$9.11

Total Return	8.83%		(9.92%)	18.01%		2.56%	(3.97%)	(0.67%)

Supplemental data and ratios:
Net assets, end of period (thousands)	$4,190		$4,608	$5,691		$4,690	$7,485	$18,362
Ratio of expenses to average net assets(4)
Before expense reimbursement and recovery	2.12	%(7)	1.96%	1.97%		1.94%	1.88%	1.75%
After expense reimbursement and recovery	2.08	%(7)	1.96%	2.01%		1.91%	1.88%	1.75%
Ratio of net investment income (loss) to average net assets(5)
Before expense reimbursement and recovery	1.78	%(7)	1.14%	(0.44%)		(0.03%)	0.27%	0.28%
After expense reimbursement and recovery	1.82	%(7)	1.14%	(0.48%)		0.01%	0.27%	0.28%
Portfolio turnover rate(6)	25.83%		54.13%	49.39%		55.31%	93.77%	79.09%

(1)For a share outstanding throughout the period. Rounded to the nearest cent.

(2)Net investment income (loss) per share is calculated based on average shares outstanding.

(3)Amount represents less than $0.005 per share.

(4)The ratio of expenses to average net assets includes dividends and interest on securities sold short. The expense ratios excluding dividends and interest on securities sold short before and after expense reimbursement and recorvery were 1.91% and 1.87% for the six-months ended March 31, 2023, 1.65% and 1.65% for the year ended September 30, 2022, 1.73% and 1.78% for the year ended September 30, 2021, 1.74% and 1.69% for the year ended September 30, 2020, 1.62% and 1.62% for the year ended September 30, 2019, and 1.54% and 1.54% for the year ended September 30, 2018, respectively.

(5)The net investment income ratios include dividends and interest on securities sold short.

(6)The portfolio turnover rate excludes purchases and sales of securities sold short.

(7)Annualized.

Leuthold Global Fund - Institutional - GLBIX

Financial Highlights

See Notes to the Financial Statements.	Leuthold Funds - 2023 Semi-Annual Report	63

	Six-Months Ended March 31, 2023		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018 (Consolidated)
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$8.67		$9.86	$8.38	$8.21	$9.23	$10.16
Income (loss) from investment operations:
Net investment income (loss)(2)	0.10		0.12	(0.04)	0.02	0.04	0.05
Net realized and unrealized gains (losses) on investments and securities sold short	0.68		(1.07)	1.54	0.21	(0.39)	(0.07)
Total from investment operations	0.78		(0.95)	1.50	0.23	(0.35)	(0.02)

Less distributions:
From net investment income	(0.09)		(0.05)	(0.02)	(0.06)	(0.03)	(0.03)
From net realized gains	(0.33)		(0.19)	—	—	(0.64)	(0.88)
Redemption fees	—		—	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Total distributions	(0.42)		(0.24)	(0.02)	(0.06)	(0.67)	(0.91)
Net asset value, end of period	$9.03		$8.67	$9.86	$8.38	$8.21	$9.23

Total Return	9.00%		(9.90%)	17.96%	2.79%	(3.70%)	(0.43%)

Supplemental data and ratios:
Net assets, end of period (thousands)	$21,095		$20,143	$22,939	$21,097	$45,677	$64,389
Ratio of expenses to average net assets(4)
Before expense reimbursement and recovery	1.86	%(7)	1.87%	1.90%	1.73%	1.63%	1.50%
After expense reimbursement and recovery	1.82	%(7)	1.87%	1.95%	1.69%	1.63%	1.50%
Ratio of net investment income (loss) to average net assets(5)
Before expense reimbursement and recovery	2.08	%(7)	1.28%	(0.40%)	0.17%	0.52%	0.53%
After expense reimbursement and recovery	2.12	%(7)	1.28%	(0.45%)	0.21%	0.52%	0.53%
Portfolio turnover rate(6)	25.83%		54.13%	49.39%	55.31%	93.77%	79.09%

(1)For a share outstanding throughout the period. Rounded to the nearest cent.

(2)Net investment income (loss) per share is calculated based on average shares outstanding.

(3)Amount represents less than $0.005 per share.

(4)The ratio of expenses to average net assets includes dividends and interest on securities sold short. The expense ratios excluding dividends and interest on securities sold short before and after expense reimbursement and recovery were 1.67% and 1.62% for the six-months ended March 31, 2023, 1.57% and 1.57% for the year ended September 30, 2022, 1.66% and 1.71% for the year ended September 30, 2021, 1.53% and 1.49% for the year ended September 30, 2020, 1.37% and 1.37% for the year ended September 30, 2019, and 1.29% and 1.29% for the year ended September 30, 2018, respectively.

(5)The net investment income ratios include dividends and interest on securities sold short.

(6)The portfolio turnover rate excludes purchases and sales of securities sold short.

(7)Annualized.

Leuthold Select Industries Fund - Retail - LSLTX

Financial Highlights

64	Leuthold Funds - 2023 Semi-Annual Report	See Notes to the Financial Statements.

	Six-Months Ended March 31, 2023		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$26.69		$33.85	$27.06	$25.02	$27.31	$26.32
Income (loss) from investment operations:
Net investment income (loss)(2)	0.10		0.09	(0.10)	(0.04)	(0.03)	(0.01)
Net realized and unrealized gains on investments	4.62		(5.09)	8.85	2.81	(0.16)	2.28
Total from investment operations	4.72		(5.00)	8.75	2.77	(0.19)	2.27

Less distributions:
From net investment income	(0.44)		(0.08)	—	—	—	(0.01)
From net realized gains	—		(2.08)	(1.96)	(0.73)	(2.10)	(1.27)
Total distributions	(0.44)		(2.16)	(1.96)	(0.73)	(2.10)	(1.28)
Net asset value, end of period	$30.97		$26.69	$33.85	$27.06	$25.02	$27.31

Total Return	17.74%		(16.21%)	34.14%	11.28%	(0.19%)	8.89%

Supplemental data and ratios:
Net assets, end of period (thousands)	$12,798		$11,965	$14,741	$8,677	$11,784	$18,112
Ratio of expenses to average net assets:
Before expense reimbursement and recovery	1.86	%(3)	1.86%	2.03%	2.75%	1.77%	1.65%
After expense reimbursement and recovery	1.50	%(3)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement and recovery	0.33	%(3)	(0.07%)	(0.84%)	(1.40%)	(0.39%)	(0.17%)
After expense reimbursement and recovery	0.69	%(3)	0.29%	(0.31%)	(0.16%)	(0.12%)	(0.02%)
Portfolio Turnover	54.22%		105.72%	62.93%	73.99%	72.87%	104.00%

(1)For a share outstanding throughout the period. Rounded to the nearest cent.

(2)Net investment income (loss) per share is calculated based on average shares outstanding.

(3)Annualized.

Leuthold Grizzly Short Fund - Retail - GRZZX

Financial Highlights

See Notes to the Financial Statements.	Leuthold Funds - 2023 Semi-Annual Report	65

	Six-Months Ended March 31, 2023		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
	(Unaudited)
Per Share Data(1):
Net asset value, beginning of period	$9.25		$7.15	$10.82	$16.15	$17.65	$21.48
Income (loss) from investment operations:
Net investment income (loss)(2)	0.17		(0.10)	(0.23)	(0.31)	0.19	(0.03)
Net realized and unrealized losses on investments and securities sold short	(1.78)		2.20	(3.44)	(5.01)	(1.54)	(3.80)
Total from investment operations	(1.61)		2.10	(3.67)	(5.32)	(1.35)	(3.83)

Less distributions:
From net investment income	(0.11)		—	—	(0.01)	(0.15)	—
From net realized gains	—		—	—	—	—	—
Total distributions	(0.11)		—	—	(0.01)	(0.15)	—
Net asset value, end of period	$7.53		$9.25	$7.15	$10.82	$16.15	$17.65

Total Return	(17.40%)		29.37%	(33.92%)	(32.96%)	(7.62%)	(17.83%)

Supplemental data and ratios:
Net assets, end of period (thousands)	$142,241		$197,384	$60,697	$123,140	$92,238	$98,949
Ratio of expenses to average net assets(3)	2.58	%(6)	2.68%	2.93%	2.84%	2.61%	2.64%
Ratio of net investment income (loss) to average net assets(4)	4.00	%(6)	(1.22%)	(2.93%)	(2.23%)	1.08%	(0.54%)
Portfolio turnover rate(5)	0.00%		0.00%	0.00%	0.00%	0.00%	0.00%

(1)For a share outstanding throughout the period. Rounded to the nearest cent.

(2)Net investment income (loss) per share is calculated based on average shares outstanding.

(3)The ratio of expenses to average net assets includes dividends and interest on securites sold short. The expense ratios excluding dividends and interest on securities sold short were 1.63% for the six-months ended March 31, 2023, 1.61% for the year ended September 30, 2022, 1.68% for the year ended September 30, 2021, 1.24% for the year ended September 30, 2020, 1.60% for the year ended September 30, 2019, and 1.53% for the year ended September 30, 2018.

(4)The net investment income ratios include dividends and interest on securities sold short.

(5)The portfolio turnover rate excludes purchases and sales of securities sold short.

(6)Annualized.

Leuthold Core ETF - Retail - LCR

Financial Highlights

66	Leuthold Funds - 2023 Semi-Annual Report	See Notes to the Financial Statements.

	Six-Months Ended March 31, 2023		Year Ended September 30, 2022	Year Ended September 30, 2021	Period Ended September 30, 2020(1)
	(Unaudited)
Per Share Data(2):
Net asset value, beginning of period	$27.49		$30.06	$26.63	$25.00
Income (loss) from investment operations:
Net investment income(3)	0.25		0.26	0.06	0.08
Net realized and unrealized gains (losses) on investments and securities sold short	2.18		(2.76)	3.55	1.55
Total from investment operations	2.43		(2.50)	3.61	1.63

Less distributions:
From net investment income	(0.22)		(0.07)	(0.18)	—
From net realized gains	—		—	—	—
Total distributions	(0.22)		(0.07)	(0.18)	—
Net asset value, end of period	$29.70		$27.49	$30.06	$26.63

Total Return	8.83%		(8.34%)	13.59%	6.52%

Supplemental data and ratios:
Net assets, end of period (thousands)	$64,599		$35,741	$15,030	$11,317
Ratio of expenses to average net assets:
Before expense reimbursement and recovery	0.74	%(4)	0.98%	1.43%	3.31	%(4)
After expense reimbursement and recovery	0.65	%(4)	0.65%	0.65%	0.65	%(4)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement and recovery	1.62	%(4)	0.55%	(0.59%)	(2.23	%)(4)
After expense reimbursement and recovery	1.71	%(4)	0.88%	0.19%	0.43	%(4)
Portfolio Turnover	32.33%		31.03%	70.83%	47.53%

(1)Fund commenced operations on January 6, 2020. Information presented is for the period January 6, 2020 through September 30, 2020.

(2)For a share outstanding throughout the period. Rounded to the nearest cent.

(3)Net investment income (loss) per share is calculated based on average shares outstanding.

(4)Annualized.

Leuthold Funds

Leuthold Funds - 2023 Semi-Annual Report	67

Expense Examples – March 31, 2023 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees and brokerage charges for the Leuthold Core ETF; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (October 1, 2022 - March 31, 2023).

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. Although the Funds charge no sales load (the Leuthold Core Investment Fund and Leuthold Global Fund charge a 2% redemption fee for redemptions made within five business days after a purchase), you will be assessed fees for outgoing wire transfers, returned checks, or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. To the extent that the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary by fund. These expenses are not included in the following examples. The examples include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses, and extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Leuthold Funds

Expense Example Tables (Unaudited)

68	Leuthold Funds - 2023 Semi-Annual Report

Leuthold Core Investment Fund - Retail - LCORX

	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period* October 1, 2022 - March 31, 2023
Actual**	$1,000.00	$1,084.10	$7.22
Hypothetical (5% return before expenses)***	1,000.00	1,018.00	6.99

  *Expenses are equal to the Fund’s annualized expense ratio of 1.39%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

 **Excluding dividends and interest on securities sold short, your actual cost of investment in the Fund would be $6.49 and the Fund’s annualized expense ratio would be 1.25%.

***Excluding dividends and interest on securities sold short, your hypothetical cost of investment in the Fund would be $6.29 and the Fund’s annualized expense ratio would be 1.25%

Leuthold Core Investment Fund - Institutional - LCRIX

	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period* October 1, 2022 -March 31, 2023
Actual**	$1,000.00	$1,084.40	$6.70
Hypothetical (5% return before expenses)***	1,000.00	1,018.50	6.49

  *Expenses are equal to the Fund’s annualized expense ratio of 1.29%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

 **Excluding dividends and interest on securities sold short, your actual cost of investment in the Fund would be $5.98 and the Fund’s annualized expense ratio would be 1.15%.

***Excluding dividends and interest on securities sold short, your hypothetical cost of investment in the Fund would be $5.79 and the Fund’s annualized expense ratio would be 1.15%

Leuthold Global Fund - Retail - GLBLX

	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period* October 1, 2022 -March 31, 2023
Actual**	$1,000.00	$1,088.30	$10.83
Hypothetical (5% return before expenses)***	1,000.00	1,014.56	10.45

  *Expenses are equal to the Fund’s annualized expense ratio of 2.08%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

 **Excluding dividends and interest on securities sold short, your actual cost of investment in the Fund would be $9.74 and the Fund’s annualized expense ratio would be 1.87%.

***Excluding dividends and interest on securities sold short, your hypothetical cost of investment in the Fund would be $9.40 and the Fund’s annualized expense ratio would be 1.87%

Leuthold Funds

Expense Example Tables (Unaudited) (continued)

Leuthold Funds - 2023 Semi-Annual Report	69

Leuthold Global Fund - Institutional - GLBIX

	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period* October 1, 2022 -March 31, 2023
Actual**	$1,000.00	$1,090.00	$9.48
Hypothetical (5% return before expenses)**	1,000.00	1,015.86	9.15

  *Expenses are equal to the Fund’s annualized expense ratio of 1.82%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

 **Excluding dividends and interest on securities sold short, your actual cost of investment in the Fund would be $8.44 and the Fund’s annualized expense ratio would be 1.62%.

***Excluding dividends and interest on securities sold short, your hypothetical cost of investment in the Fund would be $8.15 and the Fund’s annualized expense ratio would be 1.62%.

Leuthold Select Industries Fund - Retail - LSLTX

	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period* October 1, 2022 -March 31, 2023
Actual	$1,000.00	$1,177.40	$8.14
Hypothetical (5% return before expenses)	1,000.00	1,017.45	7.54

  *Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half period.

Leuthold Grizzly Short Fund - Retail - GRZZX

	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period* October 1, 2022 -March 31, 2023
Actual**	$1,000.00	$826.00	$11.75
Hypothetical (5% return before expenses)***	1,000.00	1,012.07	12.94

  *Expenses are equal to the Fund’s annualized expense ratio of 2.58%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half period.

 **Excluding dividends and interest on securities sold short, your actual cost of investment in the Fund would be $7.42 and the Fund’s annualized expense ratio would be 1.63%.

***Excluding dividends and interest on securities sold short, your hypothetical cost of investment in the Fund would be $8.20 and the Fund’s annualized expense ratio would be 1.63%.

Leuthold Core ETF - LCR

	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period* October 1, 2022 -March 31, 2023
Actual	$1,000.00	$1,088.30	$3.38
Hypothetical (5% return before expenses)	1,000.00	1,021.69	3.28

  *Expenses are equal to the Fund’s annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half period.

Leuthold Funds

70	Leuthold Funds - 2023 Semi-Annual Report

Leuthold Advisory Contract Renewal Disclosure

On November 17, 2022, the Board of Directors of Leuthold Funds, Inc. (the “Directors”) approved the continuation of the investment advisory agreements for the Leuthold Core Investment Fund, the Leuthold Grizzly Short Fund (formerly known as the Grizzly Short Fund), the Leuthold Select Industries Fund, the Leuthold Global Fund, and the Leuthold Core ETF (collectively the “Funds”, or each, a “Fund”) with the investment adviser to the Funds, The Leuthold Group, LLC, doing business as Leuthold Weeden Capital Management (the “Adviser”). As part of the process of approving the continuation of the advisory agreements, the Directors reviewed the fiduciary duties of the Directors with respect to approving the advisory agreements and the relevant factors for the Directors to consider, and the members of the Board of Directors who are not deemed “interested persons” (as that term is defined by the Investment Company Act of 1940) of the Funds (the “Independent Directors”) met in executive session to discuss the approval of the advisory agreements.

In advance of the meeting, the Adviser sent detailed information to the Directors to assist them in their evaluation of the investment advisory agreements. This information included, but was not limited to, a memorandum from Fund counsel that summarized the legal standards applicable to the Directors’ consideration of the advisory agreements; detailed comparative information relating to the Funds’ management fees and other expenses of the Funds; information regarding fees paid by the Funds and other Fund payments; information on the Adviser’s profitability; information about brokerage commissions; detailed comparative information relating to the Funds’ performance; information about sales and redemptions of the Funds; information about the Funds’ compliance program; and other information the Directors believed was useful in evaluating the approval of advisory agreements.

All of the factors discussed by the Directors were considered as a whole, and were considered separately by the Independent Directors, meeting in executive session. The factors were viewed in their totality by the Directors, with no single factor being the principal or determinative factor in the Directors’ determination of whether to approve the continuation of the investment advisory agreements. The Directors recognized that the management and fee arrangements for the Funds are the result of years of review and discussion between the Independent Directors and the Adviser, that certain aspects of such arrangements may receive greater scrutiny in some years than in others and that the Directors’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the investment advisory agreements, the Directors and the Independent Directors in executive session considered, among other items:

•The nature and quality of the investment advisory services provided by the Adviser, including the Adviser’s organization and operations, financial condition and stability and ownership structure; and the terms of the investment advisory agreements and how the services performed by the Adviser under the investment advisory agreements differ from those performed for other accounts managed by the Adviser.

Leuthold Funds

Leuthold Funds - 2023 Semi-Annual Report	71

•A comparison of the fees and expenses of the Funds to other similar funds, including a comparison of the Funds’ total expenses and the total expense ratios.

•A comparison of the fees and expenses of the Funds to other similar funds, including a comparison of the Funds’ total expenses and the total expense ratios.

•A comparison of the fee structures of other accounts managed by the Adviser.

•Whether economies of scale are recognized by the Funds.

•The costs and profitability of the Funds to the Adviser.

•The independence, expertise, care, and conscientiousness of the Board of Directors.

•Short-term and long-term investment performance of the Funds.

•The other benefits to the Adviser from serving as investment adviser to the Funds (in addition to the advisory fee under the investment advisory agreements).

The material considerations and determinations of the Board of Directors, including all of the Independent Directors, are as follows:

Nature and Quality of Investment Advisory Services

The Directors noted that the Adviser supervises the investment portfolios of the Funds, directing the day-to-day management of the Funds’ portfolios, including the purchase and sale of investment securities. The Directors then discussed with management the nature of the investment process employed by the portfolio managers of the Funds, which is highly research intensive.

Management noted that in employing its strategy, the Adviser conducts extensive quantitative research on target companies and industry groups. The Directors then discussed staffing at the Adviser and concluded that the Adviser is well staffed to conduct the research needed to meet the investment objectives of the Funds.

The Directors also considered the background and experience of the Adviser’s senior management and expertise of, and the amount of attention given to the Funds by investment personnel of the Adviser. In addition, the Directors considered the quality of the material service providers to the Funds, who provide administrative and distribution services on behalf of the Funds and are overseen by the Adviser, and the overall reputation and capabilities of the Adviser. Based on a review and assessment of the Adviser resulting from discussions with the Adviser, the Directors concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser, and that the nature and extent of the services provided by the Adviser are appropriate to assure that each Fund’s operations are conducted in compliance with applicable laws, rules and regulations.

Leuthold Funds

72	Leuthold Funds - 2023 Semi-Annual Report

Comparative Fees and Expenses

The Directors then discussed with management the variables, in addition to the management fees, such as administrative and transaction fees that impact costs to the shareholders of the Funds. Management reviewed with the Directors the comparison of the Funds’ expense ratios to other similar funds. As part of the discussion with management, the Directors ensured that they understood and were comfortable with the criteria used by the Adviser to determine the mutual funds that make up the peer universes for purposes of the materials.

Management discussed with the Board the Funds’ investment advisory fees, noting that unlike some of the peers in the analyses that the Funds do not employ passive management in their strategies. The Adviser manages the Funds solely with an active approach.

The Directors compared the Funds’ proposed expense ratios to those of other comparable funds, indicating that the peer groups used were in line with what the Adviser uses for their internal reporting and that the categories used to compare the Funds to their peer groups were appropriate. After review, the Directors concluded that the proposed expense ratios of the Funds were within a reasonable range of comparable mutual funds, and that the fees are reasonable with a reasonable range of comparable funds.

Comparison of Fee Structures of Other Accounts

The Directors then inquired of management regarding the distinction between the services performed by the Adviser for separately managed accounts (“SMAs”) or private investment companies and those performed by the Adviser for the Funds. The Adviser noted that the management of the Funds involves more comprehensive and substantive duties than the management of SMAs or private investment companies. Specifically, the Adviser noted the following:

•The Adviser provides tailored investment advisory services to the Funds in order to accommodate the cash flow volatility presented by the purchases and redemptions of shareholders.

•With regard to the Funds, the Adviser attempts to serve the needs of thousands of accounts, ranging from direct accounts holding a few thousand dollars to the large omnibus accounts of intermediaries who in turn service thousands of large and small accounts.

•The Adviser maintains a robust shareholder communication effort for the Funds to reach shareholders through direct contact, through intermediaries, or via the financial press.

•The Adviser coordinates with the Funds’ Chief Compliance Officer and other service providers to ensure compliance with regulatory regimens imposed by Federal law and the Internal Revenue Code.

•SMAs or private investment companies do not require the same level of services and oversight, nor do they present the same compliance or litigation risk.

The Directors concluded that the services performed by the Adviser for the Funds require a higher level of service and oversight than the services performed by the Adviser for SMAs or private investment companies, and that the services performed by the Adviser for the Funds present a higher level of compliance risk to the Adviser. Based on

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Leuthold Funds - 2023 Semi-Annual Report	73

this determination, the Directors believe that the differential in advisory fees between the Funds and the SMAs and private investment companies are reasonable and concluded that the fee rates charged to the Funds in comparison to those charged to the Adviser’s other clients are reasonable.

In addition to the above, the Directors discussed with management the fact that increasingly investors in the Funds invest through brokerage platforms (intermediaries), with fewer investors going directly to the Funds’ transfer agent. The Directors noted that in connection with the intermediaries, the Adviser absorbs all costs in excess of the fees paid by the Funds. As result, the cost of obtaining, retaining and servicing shareholders for the Funds is significantly higher than the costs for SMAs.

Performance

The Directors noted that at each quarterly meeting, the Directors review reports comparing the investment performance of the Funds to various indices. Based on the information provided at this meeting and the information and quarterly discussions regarding the Funds’ investment performance, the Directors believe that the Adviser manages the Funds in a manner that is materially consistent with their stated investment objective and style.

The Directors also considered the presentation from the Adviser on the investment strategies for the Funds and reviewed the investment performance of the existing Funds compared with those of the existing Funds’ peer groups and relevant benchmarks. They noted and discussed the Funds’ periods of underperformance to confirm that the Adviser is taking steps to address underperformance and concluded that they believe the Adviser is actively taking steps to address underperformance. It is the Directors’ expectation that the Adviser’s discipline will lead to more favorable results in the long-term, and the Directors will continue to monitor the performance of the Funds.

Based on their discussions with the Adviser at the meeting and the prior quarterly meeting, the Directors concluded that the performance of the existing Funds was satisfactory, and within a reasonable range of the performance of similar funds.

Costs and Profitability

The Directors considered the cost of services provided and the profits realized by the Adviser, by reviewing reports provided by the Funds’ administrator that compared the Funds’ investment advisory fees to those of other comparable mutual funds. In addition, each Independent Director received and reviewed a copy of the Adviser’s audited financial statements. They also considered the Funds’ overall expense ratios compared to peer group funds and the Adviser’s proactive efforts to keep the overall expenses of the Funds lower.

The Directors discussed in detail the profitability of the Adviser as it relates to the Funds, in meetings with management of the Adviser. They also discussed the impact of the intermediary service fees on the profitability of the Adviser. The Directors also considered the resources and revenues that the Adviser has put into managing and distributing the Funds and concluded that the level of profitability realized by the Adviser from its provision of services to the Funds is reasonable, and that the overall expense ratios and investment advisory fees were fair and within a reasonable range of industry averages.

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74	Leuthold Funds - 2023 Semi-Annual Report

Economies of Scale

The Directors then discussed with management whether economies of scale are recognized by the Funds. They noted that as Fund assets grow, certain fixed costs are spread over the larger asset base, which may lead to some economies of scale. However, the Directors noted that many of the Funds’ expenses are subject to diseconomies of scale. For example, the intermediary service fees generally increase as the Funds’ assets grow. Given the size of the Funds, the Directors do not believe the Funds are recognizing economies of scale at this time. The Directors noted that they are pleased with the Adviser’s efforts to keep overall expenses low, and they determined that the existing fee schedules are reasonable. The Directors determined to continue to assess the advisability of breakpoints as the Funds grow in size.

Fall-Out Benefits

The Directors then considered other benefits to the Adviser from serving as adviser to the Funds (in addition to the advisory fee). The Directors noted that the Adviser derives ancillary benefits from its association with the Funds in the form of proprietary and third-party research products and services received from broker dealers that execute portfolio trades for the Funds. Specifically, they discussed the manner in which portfolio transactions for the Funds would be conducted, including the use of soft dollars. Based on these discussions, the Directors concluded that the research and services obtained by the Adviser would be beneficial to the Funds and that the Adviser would effect the Funds’ portfolio transactions in a manner designed to obtain best execution for the Funds. The Directors determined such products and services have been used for legitimate purposes relating to the Funds by aiding in the investment decision-making process. The Directors concluded that the other benefits realized by the Adviser from its relationship with the Funds were reasonable.

Conclusion

After reviewing the materials and management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Adviser, the performance of the Funds, expense information, regulatory compliance issues, trading information and related matters and other factors deemed relevant by the Board, including all of the Independent Directors, approved the continuation of the investment advisory agreements.

The Directors noted that all of the factors above were considered by the Board as a whole, and separately by the Independent Directors meeting in executive session. The factors were viewed in their totality by the Directors, with no single factor being the principal or determinative factor in the Board’s determination of whether to approve the continuation of the investment advisory agreement.

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ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS AND OFFICERS (UNAUDITED)

Independent Directors

Name, Year of Birth and Address	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen By Directors	Other Directorships Held by Director
Noninterested Persons
Lawrence L. Horsch (1934) c/o Leuthold Weeden Capital Management 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Chairman and Director	Indefinite, Director since 1995	Chairman, Eagle Management & Financial Corp., a management consulting firm	5	Somero Enterprises and Pioneer Sales Group
Steven R. Schroll (1957) c/o Leuthold Weeden Capital Management 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Director and Chair of Nominating Committee	Indefinite, Director since 2019	Retired. Served as Senior Equity Portfolio Manager at Ameriprise Financial (Columbia Management) from 2002 to 2018	5	None
Addison L. Piper (1946) c/o Leuthold Weeden Capital Management 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Director and Chair of Audit Committee	Indefinite, Director since 2009	Retired Chairman and Chief Executive Officer of Piper Sandler Companies (f/k/a Piper Jaffray Companies)	5	Piper Sandler (f/k/a Piper Jaffray Companies) and PREDEX

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76	Leuthold Funds - 2023 Semi-Annual Report

ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS AND OFFICERS (UNAUDITED)

Interested Persons

Name, Year of Birth and Address	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex Overseen By Directors	Other Directorships Held by Director
Interested Persons
John C. Mueller (1968) 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Director President	Indefinite, Director since 2009 One year term, President since 2011	Co-Chief Executive Officer of The Leuthold Group since 2005. Involved in Sales and Marketing for The Leuthold Group since 2001.	5	None
Roger A. Peters (1960) 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Vice President and Chief Compliance Officer and Anti-Money Laundering Officer	One year term, Chief Compliance Officer since 2006 and Vice President since 2007 and Anti-Money Laundering Officer since 2011	Chief Compliance Officer of the Adviser since 2005.	N/A	N/A
Glenn R. Larson (1965) 150 South Fifth Street Suite 1700 Minneapolis, MN 55402	Secretary and Treasurer	One year term, Secretary and Treasurer since 2022	Compliance Officer of the Adviser since 2005.	N/A	N/A

The Statement of Additional Information includes additional information about the Funds’ Directors and is available free of charge upon request by calling the Funds toll free at (800) 273-6886.

Information regarding the method the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 273-6886 or by accessing the Funds’ website at www.leutholdfunds.com. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge upon request by calling toll-free at (800) 273-6886 or on the SEC’s website at www.sec.gov.

Inside Back Cover - blank

Leuthold Funds

Investment Adviser:

The Leuthold Group, LLC, doing business
as Leuthold Weeden Capital Management, Minneapolis, Minnesota

Administrator, Transfer Agent,
Fund Accountant,
Shareholder Servicing Agent:

U.S. Bancorp Fund Services, LLC, Milwaukee, Wisconsin

Custodian:

U.S. Bank, N.A.,
Milwaukee, Wisconsin

Counsel:

Foley & Lardner, LLP, Milwaukee, Wisconsin

Independent Registered
Public Accounting Firm:

Cohen & Company, Ltd.
Cleveland, Ohio

The Funds are required to file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. Once filed, the Fund’s Form N-PORT is available without charge on the SEC’s website (http://www.sec.gov) and is available upon request by calling 1-800-273-6886.

This report is authorized for distribution only when preceded or accompanied by a current prospectus.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing, filed December 8, 2008.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Leuthold Funds, Inc.

By (Signature and Title)*	/s/ John Mueller
John Mueller, President/Principal Executive Officer

Date	June 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Mueller
John Mueller, President/Principal Executive Officer

Date	June 7, 2023

By (Signature and Title)*	/s/ Glenn Larson
Glenn Larson, Treasurer/Principal Financial Officer

Date	June 7, 2023

* Print the name and title of each signing officer under his or her signature.

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